Insured California Intermediate Term Portfolio Series 11
                                               File No. 33-49703
                                    Delaware Portfolio Series 13
                                               File No. 33-49595
                                    Maryland Portfolio Series 15
                                               File No. 33-40710
                             Investment Company Act No. 811-3676


               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549
                 POST-EFFECTIVE AMENDMENT NO. 4
                           TO FORM S-6

 For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

      A.   Exact name of Trust:

           DEAN WITTER SELECT MUNICIPAL TRUST
           INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO
           SERIES 11
           DELAWARE PORTFOLIO SERIES 13
           MARYLAND PORTFOLIO SERIES 15

      B.   Name of Depositor:

           DEAN WITTER REYNOLDS INC.

      C. Complete address of Depositor's principal executive office:

           DEAN WITTER REYNOLDS INC.
           Two World Trade Center
           New York, New York  10048

      D.   Name and complete address of agent for service:

           Mr. Michael D. Browne
           Dean Witter Reynolds Inc.
           Unit Trust Department
           Two World Trade Center, 59th Floor
           New York, New York  10048

           Copy to:

           Kenneth W. Orce, Esq.
           Cahill Gordon & Reindel
           80 Pine Street
           New York, New York  10005

           Check box if it is proposed that this filing should /x/ become effective immediately upon filing pursuant to paragraph(b) of Rule 485.

           Pursuant to Rule 429(b) under the Securities Act of
           1933, the Registration Statement and prospectus con-tained herein relates to Registration Statements
           Nos.:

                33-49703
                33-49595
                33-40710

                      Cross Reference Sheet
             Pursuant to Rule 404(c) of Regulation C
                under the Securities Act of 1933
          (Form N-8B-2 Items required by Instruction 1
                  as to Prospectus on Form S-6)


 Form N-8B-2                           Form S-6
 Item Number                           Heading in Prospectus

      I.  Organization and General Information

 1.   a)  Name of Trust                Front Cover
      b)  Title of Securities issued

 2.   Name and address of Depositor    Table of Contents

 3.   Name and address of Trustee      Table of Contents

 4.   Name and address of principal    Table of Contents
      Underwriter

 5.   Organization of Trust            Introduction

 6.   Execution and termination of In- Introduction; Amendment
      denture                          and Termination of the
                                       Indenture

 7.   Changes of name                  *50

 8.   Fiscal Year                      Included in Form N-8B-2

 9.   Litigation                       *50

      II.  General Description of the Trust
           and Securities of the Trust

 10.  General Information regarding
      Trust's Securities and Rights of
      Holders

      a)   Type of Securities          Rights of Unit Holders
           (Registered or Bearer)




 ____________________

 *50    Not applicable, answer negative or not required.

 Form N-8B-2                           Form S-6
 Item Number                           Heading in Prospectus

      b)   Type of Securities          Administration of the
           (Cumulative or Distribu-    Trust-Distribution
           tive)

      c)   Rights of Holders as to     Redemption; Public Of-
           Withdrawal or Redemption    fering of Units-
                                       Secondary Market

      d)   Rights of Holders as to     Public Offering of
           conversion, transfer, etc.  Units-Secondary Market;
                                       Exchange Option; Redemp-
                                       tion; Rights of Unit
                                       Holders-Certificates

      e)   Lapses or defaults with re- *50
           spect to periodic payment
           plan certificates

      f)   Voting rights as to Securi- Rights of Unit Holders-
           ties under the Indenture    Certain Limitations

      g)   Notice to Holders as to     Amendment and Termina-
           change in:                  tion of the Indenture

           1)   Assets of Trust        Administration of the
                                       Trust-Reports to Unit
                                       Holders; The Trust-
                                       Summary Description of
                                       the Portfolios

           2)   Terms and Conditions   Amendment and Termina-
                of Trust's Securities  tion of the Indenture

           3)   Provisions of Trust    Amendment and Termina-
                                       tion of the Indenture

           4)   Identity of Depositor  Sponsor; Trustee
                and Trustee

      h)   Security Holders consent
           required to change:



 ____________________

 *50    Not applicable, answer negative or not required.

 Form N-8B-2                           Form S-6
 Item Number                           Heading in Prospectus

           1)   Composition of assets  Amendment and Termina-
                of Trust               tion of the Indenture

           2)   Terms and conditions   Amendment and Termina-
                of Trust's Securities  tion of the Indenture

           3)   Provisions of Inden-   Amendment and Termina-
                ture                   tion of the Indenture

           4)   Identity of Depositor  *50
                and Trustee

      i)   Other Provisions            Cover of Prospectus; tax
                                       status

 11.  Type of securities comprising    The Trust-Summary De-
      units                            scription of the Portfo-
                                       lios; Objectives and Se-
                                       curities Selection; The
                                       Trust-Special Considera-
                                       tions

 12.  Type of securities comprising    *50
      periodic payment certificates

 13.  a)   Load, fees, expenses, etc.  Summary of Essential In-
                                       formation; Public Offer-
                                       ing of Units-Public Of-
                                       fering Price;-Profit of
                                       Sponsor;-Volume Dis-
                                       count; Expenses and
                                       Charges

      b)   Certain information regard- *50
           ing periodic payment cer-
           tificates

      c)   Certain percentages         Summary of Essential In-
                                       formation; Public Offer-
                                       ing of Units-Public Of-
                                       fering Price; -Profit of
                                       Sponsor; -Volume Dis-
                                       count

 ____________________

 *50    Not applicable, answer negative or not required.

 Form N-8B-2                           Form S-6
 Item Number                           Heading in Prospectus

      d)   Price differentials         Public Offering of Units
                                       - Public Offering Price

      e)   Certain other fees, etc.    Rights of Unit Holders -
           payable by holders          Certificates

      f) Certain profits receivable Redemption _ Purchase by by depositor, principal un- the Sponsors of Units derwriters, trustee or af- Tendered for Redemption filiated persons

      g)   Ratio of annual charges to  *50
           income

 14.  Issuance of trust's securities   Introduction; Rights of
                                       Unit Holders - Certifi-
                                       cates

 15.  Receipt and handling of payments Public Offering of
      from purchasers                  Units-Profit of Sponsor

 16.  Acquisition and disposition of   Introduction; Amendment
      underlying securities            and Termination of the
                                       Indenture; Objectives
                                       and Securities Selec-
                                       tion; The Trust-Summary
                                       Description of the Port-
                                       folio; Sponsor-
                                       Responsibility

 17.  Withdrawal or redemption by Se-  Redemption; Public Of-
      curity Holders                   fering of Units-
                                       Secondary Market

 18.  a)   Receipt and disposition of  Administration of the
           income                      Trust; Reinvestment Pro-
                                       grams

      b)   Reinvestment of distribu-   Reinvestment Programs
           tions

      c)   Reserves or special fund    Administration of the
                                       Trust-Distribution

 ____________________

 *50    Not applicable, answer negative or not required.

 Form N-8B-2                           Form S-6
 Item Number                           Heading in Prospectus

      d)   Schedule of distribution    *50

 19.  Records, accounts and report     Administration of the
                                       Trust-Records and Ac-
                                       counts; Reports to Unit
                                       Holders

 20.  Certain miscellaneous provisions Amendment and Termina-
      of the Indenture                 tion of the Indenture;
                                       Sponsor-Limitation on
                                       Liability
                                       -Resignation; Trustee-
                                       -Limitation on Liability
                                       -Resignation

 21.  Loans to security holders        *50

 22.  Limitations on liability         Sponsor, Trustee;
                                       Evaluator - Limitation
                                       on Liability

 23.  Bonding arrangements             Included on Form N-8B-2

 24.  Other material provisions of the *50
      Indenture

      III. Organization Personnel and
           Affiliated Persons of Depositor

 25.  Organization of Depositor        Sponsor

 26.  Fees received by Depositor       Expenses and Charges-
                                       fees; Public Offering of
                                       Units-Profit of Sponsor

 27.  Business of Depositor            Sponsor and Included in
                                       Form N-8B-2

 28. Certain information as to offi- Included in Form N-8B-2 cials and affiliated persons of
      Depositor

 29.  Voting securities of Depositor   Included in Form N-8B-2

 ____________________

 *50    Not applicable, answer negative or not required.

 Form N-8B-2                           Form S-6
 Item Number                           Heading in Prospectus

 30.  Persons controlling Depositor    *50

 31.  Payments by Depositor for cer-   *50
      tain other services

 32.  Payments by Depositor for cer-   *50
      tain other services rendered to
      trust

 33.  Remuneration of employees of De- *50
      positor for certain services
      rendered to trust

 34.  Remuneration of other persons    *50
      for certain services rendered to
      trust

      IV.  Distribution and Redemption of Securities

 35.  Distribution of trust's securi-  Public Offering of
      ties by states                   Units-Public Distribu-
                                       tion

 36.  Suspension of sales of trust's   *50
      securities

 37.  Revocation of authority to dis-  *50
      tribute

 38.  a)   Method of distribution      Public Offering of Units
      b)   Underwriting agreements
      c)   Selling agreements

 39.  a)   Organization of principal   Sponsor
           underwriter

      b)   N.A.S.D. membership of
           principal underwriter

 40.  Certain fees received by princi- Public Offering of
      pal underwriter                  Units-Profit of Sponsor



 ____________________

 *50    Not applicable, answer negative or not required.

 Form N-8B-2                           Form S-6
 Item Number                           Heading in Prospectus

 41.  a)   Business of principal un-   Sponsor
           derwriter

      b)   Branch officers of princi-  *50
           pal underwriter

      c)   Salesman of principal un-   *50
           derwriter

 42.  Ownership of trust's securities  *50
      by certain persons

 43.  Certain brokerage commissions    *50
      received by principal under-
      writer

 44.  a)   Method of valuation         Public Offering of Units

      b)   Schedule as to offering     *50
           price

      c)   Variation in offering price Public Offering of
           to certain persons          Units-Volume Discount;
                                       Exchange option

 45.  Suspension of redemption rights  *50

 46.  a)   Redemption valuation        Public Offering of
                                       Units-Secondary Market;
                                       Redemption

      b)   Schedule as to redemption   *50
           price

 47.  Maintenance of position in un-   See items 10(d), 44 and
      derlying securities              46

      V.   Information concerning the Trustee or Custodian

 48.  Organization and regulation of   Trustee
      Trustee

 49.  Fees and expenses of Trustee     Expenses and Charges

 ____________________

 *50    Not applicable, answer negative or not required.

 Form N-8B-2                           Form S-6
 Item Number                           Heading in Prospectus

 50.  Trustee's lien                   Expenses and Charges

      VI.  Information concerning Insurance
           of Holders of Securities

 51.  a)   Name and address of Insur-  *50
           ance Company

      b)   Type of policies            *50

      c)   Type of risks insured and   *50
           excluded

      d)   Coverage of policies        *50

      e)   Beneficiaries of policies   *50

      f)   Terms and manner of cancel- *50
           lation

      g)   Method of determining pre-  *50
           miums

      h)   Amount of aggregate premi-  *50
           ums paid

      i)   Who receives any part of    *50
           premiums

      j)   Other material provisions   *50
           of the Trust relating to
           insurance

      VII.  Policy of Registrant

 52.  a)   Method of selecting and     Introduction; Objectives
           eliminating securities from and Securities Selec-
           the Trust                   tion; The Trust-Summary
                                       Description of the Port-
                                       folio; Sponsor-
                                       Responsibility



 ____________________

 *50    Not applicable, answer negative or not required.

 Form N-8B-2                           Form S-6
 Item Number                           Heading in Prospectus

      b)   Elimination of securities   *50
           from the Trust

      c)   Policy of Trust regarding   Introduction, Objectives
           substitution and elimina-   and Securities Selec-
           tion of securities          tion; Sponsor _ Respon-
                                       sibility

      d)   Description of any funda-   *50
           mental policy of the Trust

 53.  Taxable status of the Trust      Cover of Prospectus; Tax
                                       Status

      VIII.  Financial and Statistical Information

 54.  Information regarding the        *50
      Trust's past ten fiscal years

 55.  Certain information regarding    *50
      periodic payment plan certifi-
      cates

 56.  Certain information regarding    *50
      periodic payment plan certifi-
      cates

 57.  Certain information regarding    *50
      periodic payment plan certifi-
      cates

 58.  Certain information regarding    *50
      periodic payment plan certifi-
      cates

 59.  Financial statements             Statement of Financial
      (Instruction 1(c) to Form S-6)   Condition







 ____________________

 *50    Not applicable, answer negative or not required.

 LOGO

 DEAN WITTER SELECT
 MUNICIPAL TRUST


 INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11

 Standard & Poor's Corporation Rating:  AAA

 DELAWARE PORTFOLIO SERIES 13
 (Intermediate-Long Term Maturity)

 MARYLAND PORTFOLIO SERIES 15
 (Intermediate-Long Term Maturity)

 (Unit Investment Trusts)




 These Trusts were formed for the purpose of providing interest income which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax pur-poses (except in certain instances depending on the Unit Hold-ers) and, in the case of a State Trust, is exempt from state income taxes to individual Unit Holders resident in the state for which the State Trust is named, through investment in a fixed portfolio consisting primarily of investment grade inter-mediate-long term (or intermediate term, in the case of the In-sured California Intermediate Term Trust) state, municipal and public authority debt obligations. The value of the Units of each of the Trusts will fluctuate with the value of the portfo-lio of underlying Securities. The portfolio of the Insured California Intermediate Term Trust was structured as of the Date of Deposit to return to Unit Holders each year beginning in 2001, approximately 20% of the per Unit principal amount of the Securities included in the Trust. (See: "Schedule of Portfolio Securities".) The Units of the Insured California Intermediate Term Trust only are rated AAA by Standard & Poor's Corporation because all of the Securities in such Trust have been irrevocably insured by insurance either provided by the respective Issuers thereof or obtained by third parties. Mini-mum Purchase: 1 Unit for the Delaware Uninsured and Maryland Uninsured Trusts and $1,000 for the Insured California Interme-diate Term Trust.

 This Prospectus consists of two parts. Part A contains a Sum-mary of Essential Information and descriptive material relating to the Trusts, and the portfolio and financial statements of each Trust. Part B contains a general description of the Trusts. Part A may not be distributed unless accompanied by Part B.


 The Initial Public Offering of Units in the Trusts has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by pur-chase from the Trustee of Units tendered for redemption or in the Secondary Market.



 Sponsor:    LOGO             DEAN WITTER REYNOLDS INC.


 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 Read and retain both parts of this Prospectus for future refer-ence.

 Units of the Trusts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Units are not fed-erally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other agency.

            Prospectus Part A dated December 11, 1997

 THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

 THE USE OF THE TERM "INSURED" IN THE NAME OF A TRUST DOES NOT
 MEAN THAT THE TRUST UNITS ARE INSURED BY ANY GOVERNMENTAL OR
 PRIVATE ORGANIZATION.  THE TRUST UNITS ARE NOT INSURED.

               DEAN WITTER SELECT MUNICIPAL TRUST
    INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11
                  DELAWARE PORTFOLIO SERIES 13
                  MARYLAND PORTFOLIO SERIES 15

                        TABLE OF CONTENTS

                                                          Page
 PART A

 Table of Contents.....................................    A-1
 Summary of Essential Information......................    A-3
      The Insured California Intermediate Term Trust...   A-13
      The Delaware Uninsured Trust.....................   A-22
      The Maryland Uninsured Trust.....................   A-33
 Independent Auditor's Report..........................    F-1

 PART B

 Introduction..........................................      1
 The Trust.............................................      2
      Special Considerations...........................      2
      Summary Description of the Portfolios............      3
 Insurance on the Securities in an Insured Trust.......     21
 Objectives and Securities Selection...................     25
 The Units.............................................     26
 Tax Status............................................     27
 Public Offering of Units..............................     32
      Public Offering Price............................     32
      Public Distribution..............................     33
      Secondary Market.................................     34
      Profit of Sponsor................................     35
      Volume Discount..................................     35
 Exchange Option.......................................     36
 Reinvestment Programs.................................     37
 Redemption............................................     38
      Tender of Units..................................     38
      Computation of Redemption Price per Unit.........     39
                               A-1

                                                          Page
      Purchase by the Sponsor of Units Tendered             39
       for Redemption .................................
 Rights of Unit Holders................................     40
      Certificates.....................................     40
      Certain Limitations..............................     40
 Expenses and Charges..................................     40
      Initial Expenses.................................     40
      Fees.............................................     40
      Other Charges....................................     41
 Administration of the Trust...........................     42
      Records and Accounts.............................     42
      Distribution.....................................     42
      Distribution of Interest and Principal...........     42
      Reports to Unit Holders..........................     44
 Sponsor...............................................     45
 Trustee...............................................     47
 Evaluator.............................................     48
 Amendment and Termination of the Indenture............     49
 Legal Opinions........................................     50
 Auditors..............................................     50
 Bond Ratings..........................................     50
 Federal Tax Free vs. Taxable Income...................     54


                            Sponsor:

                    Dean Witter Reynolds Inc.
                     Two World Trade Center
                    New York, New York  10048

                           Evaluator:

                  Kenny S&P Evaluation Services
               A Division of J.J. Kenny Co., Inc.
                           65 Broadway
                    New York, New York  10006

                            Trustee:

                      The Bank of New York
                       101 Barclay Street
                    New York, New York  10286

 NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN
                               A-2

 OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES
 IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE
 SUCH OFFER IN SUCH STATE.


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                         INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11

                                         As of September 30, 1997




FACE AMOUNT OF SECURITIES           $3,225,000.00     DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER 1,000 UNITS         .0115%
NUMBER OF UNITS                         3,218,376
                                                      ESTIMATED CURRENT RETURN (based on
FRACTIONAL UNDIVIDED INTEREST IN THE                    Public Offering Price)<F2>               4.028%
  TRUST REPRESENTED BY EACH UNIT    1/3,218,376th
                                                      ESTIMATED LONG TERM RETURN (based on
PUBLIC OFFERING PRICE                                   Public Offering Price)<F2>               3.607%

  Aggregate bid side evaluation                       MONTHLY INTEREST DISTRIBUTIONS
    of Securities in the Trust      $3,236,867.00
                                                        Estimated net annual interest rate
  Divided by 3,218,376 Units                              per 1,000 Units times $1,000           $41.54
    multiplied by 1,000              $   1,005.74       Divided by 12                            $ 3.46

  Plus sales charge of 2.480% of                      RECORD DATE:  The ninth day of each month
    Public Offering Price (2.543%
    of net amount invested in                         DISTRIBUTION DATE:  The fifteenth
    Securities)                             25.58       day of each month

Public Offering Price per 1,000 Units    1,031.32     MINIMUM PRINCIPAL DISTRIBUTION:  No
                                                        distribution need be made from the
  Plus undistributed net investment                     Principal Account if balance therein
    income and accrued interest            13.04<F1>    is less than $1 per 1,000 Units
                                                        outstanding
    Adjusted Public Offering Price
      (per 1,000 Units)             $    1,044.36     TRUSTEE'S ANNUAL FEE AND EXPENSES
                                                        (including estimated expenses and
                                                        Evaluator's fee) $1.85 per $1,000
SPONSOR'S REPURCHASE PRICE AND                          face amount of underlying Securities     $ 1.85
  REDEMPTION PRICE PER 1,000 UNITS
  (based on bid side evaluation of                    SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  underlying Securities, $25.58                         FEE:  Maximum of $.25 per $1,000
  less than Adjusted Public Offering                    face amount of underlying Securities        .25
  Price per 1,000 Units)            $    1,018.78
                                                      TOTAL ESTIMATED ANNUAL EXPENSES PER
                                                         1,000 UNITS                             $ 2.10
CALCULATION OF ESTIMATED NET
  ANNUAL INTEREST RATE PER 1,000 UNITS                EVALUATOR'S FEE FOR EACH EVALUATION:
  (based on face amount of $1 per Unit)                 $.40 per issue of Security

  Annual interest rate per 1,000 Units      4.364%    EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                  MANDATORY TERMINATION DATE:  December 31, 2033
    1,000 Units ($2.10) expressed as
    a percentage                             .210%    DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the
Estimated net annual interest rate                      value of the portfolio of the Trust at any
  per 1,000 Units                           4.154%      time is less than $1,500,000.



    <F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on September 30, 1997.

    <F2>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.)

                                                A-3


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                  DELAWARE PORTFOLIO SERIES 13

                                         As of September 30, 1997




FACE AMOUNT OF SECURITIES          $2,085,000.00      DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT              .0122%
NUMBER OF UNITS                            2,085
                                                      ESTIMATED CURRENT RETURN (based on
                                                        Public Offering Price)<F13>            4.242%
FRACTIONAL UNDIVIDED INTEREST IN THE
  TRUST REPRESENTED BY EACH UNIT       1/2,085th      ESTIMATED LONG TERM RETURN (based on
                                                        Public Offering Price)<F13>            3.953%
PUBLIC OFFERING PRICE
                                                      MONTHLY INTEREST DISTRIBUTIONS
  Aggregate bid side evaluation
    of Securities in the Trust     $2,084,582.00        Estimated net annual interest rate
                                                          per Unit times $1,000                $43.98
  Divided by 2,085 Units           $      999.80        Divided by 12                          $ 3.66

  Plus sales charge of 3.574% of                      RECORD DATE:  The ninth day of each month
    Public Offering Price (3.706%
    of net amount invested in                         DISTRIBUTION DATE:  The fifteenth
    Securities)                            37.05        day of each month

Public Offering Price per Unit          1,036.85      MINIMUM PRINCIPAL DISTRIBUTION:  No
                                                        distribution need be made from the
  Plus undistributed net investment                     Principal Account if balance therein
    income and accrued interest           14.88<F12>    is less than $1 per Unit outstanding

    Adjusted Public Offering Price $    1,051.73      TRUSTEE'S ANNUAL FEE AND EXPENSES
                                                        (including estimated expenses and
                                                        Evaluator's fee) $2.48 per $1,000
SPONSOR'S REPURCHASE PRICE AND                          face amount of underlying Securities   $ 2.48
  REDEMPTION PRICE PER UNIT
  (based on bid side evaluation of                    SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  underlying Securities, $37.05                         FEE:  Maximum of $.25 per $1,000
  less than Adjusted Public Offer-                      face amount of underlying Securities      .25
  ing Price per Unit)              $    1,014.68
                                                      TOTAL ESTIMATED ANNUAL EXPENSES
                                                        PER UNIT                               $ 2.73
CALCULATION OF ESTIMATED NET
  ANNUAL INTEREST RATE PER UNIT                       EVALUATOR'S FEE FOR EACH EVALUATION:
  (based on face amount of $1,000                       Minimum of $.40 per issue of Security
  per Unit)

  Annual interest rate per Unit            4.671%     EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                  MANDATORY TERMINATION DATE:  December 31, 2033
    Unit ($2.73) expressed as a
    percentage                              .273%     DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the
Estimated net annual interest rate                      value of the portfolio of the Trust at any
  per Unit                                 4.398%       time is less than $834,000.



    <F12>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on September 30, 1997.

    <F13>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.)

                                                A-4



                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                  MARYLAND PORTFOLIO SERIES 15

                                         As of September 30, 1997




FACE AMOUNT OF SECURITIES           $2,305,000.00     DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT               .0115%

NUMBER OF UNITS                             2,294     ESTIMATED CURRENT RETURN (based on
                                                        Public Offering Price)<F22>             4.067%
FRACTIONAL UNDIVIDED INTEREST IN THE
  TRUST REPRESENTED BY EACH UNIT        1/2,294th     ESTIMATED LONG TERM RETURN (based on
                                                        Public Offering Price)<F22>             3.862%
PUBLIC OFFERING PRICE
                                                      MONTHLY INTEREST DISTRIBUTIONS
  Aggregate bid side evaluation
    of Securities in the Trust      $2,273,634.00       Estimated net annual interest rate
                                                          per Unit times $1,000                 $41.61
  Divided by 2,294 Units            $      991.12       Divided by 12                           $ 3.46

  Plus sales charge of 3.133% of                      RECORD DATE:  The ninth day of each month
    Public Offering Price (3.235%
    of net amount invested in                         DISTRIBUTION DATE:  The fifteenth
    Securities)                             32.06       day of each month

Public Offering Price per Unit           1,023.18     MINIMUM PRINCIPAL DISTRIBUTION:  No
                                                        distribution need be made from the
  Plus undistributed net investment                     Principal Account if balance therein
    income and accrued interest             14.21<F21>  is less than $1 per Unit outstanding

    Adjusted Public Offering Price  $    1,037.39     TRUSTEE'S ANNUAL FEE AND EXPENSES
                                                        (including estimated expenses and
                                                        Evaluator's fee) $2.05 per $1,000
SPONSOR'S REPURCHASE PRICE AND                          face amount of underlying Securities    $ 2.05
  REDEMPTION PRICE PER UNIT
  (based on bid side evaluation of                    SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  underlying Securities, $32.06                         FEE:  Maximum of $.25 per $1,000
  less than Adjusted Public Offering                    face amount of underlying Securities       .25
  Price per Unit)                   $    1,005.33
                                                      TOTAL ESTIMATED ANNUAL EXPENSES
CALCULATION OF ESTIMATED NET                            PER UNIT                                $ 2.30
  ANNUAL INTEREST RATE PER UNIT
  (based on face amount of $1,000                     EVALUATOR'S FEE FOR EACH EVALUATION:
  per Unit)                                             $.40 per issue of Security

  Annual interest rate per Unit            4.391%     EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                  MANDATORY TERMINATION DATE:  December 31, 2033
    Unit ($2.30) expressed as a
    percentage                              .230%     DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the
Estimated net annual interest rate                      value of the portfolio of the Trust at any
  per Unit                                 4.161%       time is less than $1,206,000.



    <F21>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on September 30, 1997.

    <F22>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.)

                                                A-5


                SUMMARY OF ESSENTIAL INFORMATION
                           (Continued)

           THE TRUSTS -- The Dean Witter Select Municipal Trust, Insured California Intermediate Term Portfolio Series 11 (the "Insured California Intermediate Term Trust"), Delaware Portfo-lio Series 13 (Intermediate-Long Term Maturity) (the "Delaware Uninsured Trust") and Maryland Portfolio Series 15 (Intermediate-Long Term Maturity) (the "Maryland Uninsured Trust") are three separate unit investment trusts (collectively, the "Trusts" or the "State Trusts") created on October 18, 1993 (the "Date of Deposit") under the laws of the State of New York pursuant to an Indenture as defined in Part B. Each of the Trusts is composed of "investment grade" intermediate-long term or, in the case of the Insured Califor-nia Intermediate Term Trust, intermediate term, inter-est-bearing municipal bonds (the "Securities"). (For a de-scription of the meaning of "investment grade" securities, see:
 "Bond Ratings", in Part B.)  The objectives of each Trust are:
 (1) the receipt of income which, under existing law, is exclud-able from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and, in the case of a State Trust, is exempt from state income taxation to individual Unit Holders resident in the state for which the State Trust is named; and (2) the conservation of capital. The portfolio of the Insured California Intermediate Term Trust was structured as of the Date of Deposit to return to Unit Holders each year beginning in 2001, approximately 20% of the per Unit principal amount of the Securities included in the Trust.
 (See: "Schedule of Portfolio Securities".) The payment of in-terest and the preservation of principal of the Trusts is de-pendent on the continuing ability of the respective Issuers of the Securities or the bond insurers thereof to meet their obli-gations to pay principal and interest on the Securities. Therefore, there is no guarantee that the objectives of the Trusts will be achieved. All of the Securities in each of the Trusts are obligations of the state for which such State Trust is named or of the counties, municipalities or public authori-ties thereof, or of the Commonwealth of Puerto Rico. Interest on the Securities, in the opinion of bond counsel or special tax counsel to the Issuers thereof, under existing law, is ex-cludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and, in the case of a State Trust, is exempt from state income taxes when owned by individual Unit Holders resident in the state for which the State Trust is named. (For a discussion of certain tax aspects of the Trusts, see: "Tax Status", in Part B. For a discussion of certain state tax aspects of a particular Trust, see: "Special Considerations Regarding Cali-
                               A-5
 fornia Securities -- California Tax Status", "Special Consid-erations Regarding Delaware Securities -- Delaware Tax Status" and "Special Considerations Regarding Maryland Securities -- Maryland Tax Status", herein.)

           OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY MAY ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF EACH TRUST HAVE BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF A PARTICULAR TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

           INSURANCE -- A policy of insurance guaranteeing the scheduled payment of principal and interest ("Bond Insurance") has been obtained from the bond insurers indicated on the re-spective "Schedule of Portfolio Securities", herein, and paid for by the Issuers of the Securities, or by third parties, for all the Securities in the Insured California Intermediate Term Trust. The policies of Bond Insurance are non-cancellable and cover default in the payment of principal and interest on the Securities so insured so long as such Securities remain out-standing, whether they are held in the Insured California In-termediate Term Trust or not. Bond Insurance on all Securities in the Insured California Intermediate Term Trust relates only to the Securities in such Insured California Intermediate Term Trust and not to the Units offered hereby. No representation is made herein as to any bond insurer's ability to meet its ob-ligations under a policy of Bond Insurance relating to a Secu-rity in the Insured California Intermediate Term Trust. How-ever, as a result of such Bond Insurance, the Securities, as well as the Units of the Insured California Intermediate Term Trust only, are rated "AAA" by Standard & Poor's Corporation. There can be no assurance that such "AAA" ratings will be re-tained. (See: "Insurance on the Securities in an Insured Trust", in Part B.)

           MONTHLY DISTRIBUTIONS -- Monthly distributions of principal, premium, if any, and interest received by each Trust will be made, on or shortly after the fifteenth day of each month to Unit Holders of record on the ninth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in either of the Reinvestment Programs of the Sponsor, neither of which are insured. (See:
 "Reinvestment Programs", in Part B.)

           PUBLIC OFFERING PRICE -- The Public Offering Price per Unit of each Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying securities, di-vided by the number of Units outstanding, plus a sales charge
                               A-6
 which may be calculated by reference to "Sales Charge/Volume Discount", below, plus the per Unit balance in the Interest and Principal Accounts. Units are offered at the Public Offering Price, plus accrued interest. (See: "Public Offering of Units", in Part B.)

           ESTIMATED CURRENT RETURN -- The Estimated Current Re-turn shows the return based on the Public Offering Price and is computed by multiplying the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Offering Price will also vary with fluc-tuations in the bid side evaluation of the underlying Securi-ties. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. (See: "The Units -- Es-timated Annual Income and Current Return", in Part B.)

           MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of Units -- Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate bid side evaluation of the un-derlying Securities. (See: "Redemption", in Part B.) Market conditions may cause such prices to be greater or less than the amount paid for Units.

           SPECIAL CONSIDERATIONS -- An investment in Units of the Trusts should be made with an understanding of the risks which an investment in fixed rate intermediate-long term or in-termediate term debt obligations may entail, including the risk that the value of the Units will decline with increases in in-terest rates. The Maryland Uninsured Trust is considered to be concentrated in General Obligation Securities, 55.17% of the aggregate market value of the Maryland Uninsured Trust Portfo-
 lio). (See: "The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolios", in Part B.
 See also: "The Insured California Intermediate Term Trust", "The Delaware Uninsured Trust" or "The Maryland Uninsured Trust", herein, for a discussion of additional risks relating to Units of such Trust.)

           LADDERED MATURITIES -- The portfolio of the Insured
 California Intermediate Term Trust was structured as of the
                               A-7

 Date of Deposit to return to Unit Holders each year beginning in 2001, approximately 20% of the per Unit principal amount of the Securities included in the Trust. (See: "Schedule of Portfolio Securities".) If interest rates rise, Unit Holders may be able to reinvest their principal distributions as re-ceived in higher-yielding obligations. Conversely, however, if interest rates decline, Unit Holders will be receiving payments of principal at times when only lower-yielding investments of comparable quality are available. Reinvesting at such time may result in an over-all lower yield than would result from a sin-gle investment maturing at the close of the life of the Trust. Such return of 20% of principal each year may not be achieved due to various factors including the sale of bonds by the Trust to meet redemptions of Units or for other permitted reasons, and the bankruptcy of an issuer where the insurance company in-suring the bond does not make the scheduled principal payment. Consequently, a Unit Holder may receive less than 20% of the principal amount in one or more years.

           PUBLIC DISTRIBUTION -- Sales of Units may be made pursuant to distribution arrangements with certain banks and/or other entities subject to regulation by the Office of the Comp-troller of the Currency which are acting as agents for their customers. These banks and/or entities are making Units of the Trust available to their customers on an agency basis. A por-tion of the sales charge paid by these customers is retained by or remitted to such banks or entities in an amount equal to the fee customarily received by an agent for acting in such capac-ity in connection with the purchase of Units. The Glass Stea-gall Act prohibits banks from underwriting certain securities, including Units of the Trust; however, this Act does permit certain agency transactions, and banking regulators have not indicated that these particular agency transactions are imper-missible under this Act. In Texas, as well as certain other states, any bank making Units available must be registered as a broker-dealer in that State.

           OTHER INFORMATION -- The Securities in the Portfolio of each Trust were chosen in part on the basis of their respec-tive maturity dates. An intermediate-term Trust contains obli-gations maturing in 3 to 10 years from the Date of Deposit and on intermediate-long term trust contains obligations maturing in 10 to 15 years from the Date of Deposit. The maturity date of each of the Trusts is December 31, 2033. The latest matur-ity of a Security in the Insured California Intermediate Term Trust is September 2005; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 5.759 years. The latest maturity of a Security in the Delaware Uninsured Trust is January 2009; and the average
                               A-8
 life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 9.313 years. The latest ma-turity of a Security in the Maryland Uninsured Trust is Septem-ber 2007; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is
 7.873 years. The actual maturity dates of each of the Securi-ties contained in each Trust are shown on the respective "Schedule of Portfolio Securities", herein.

           The range of maturities of Securities in the Insured California Intermediate Term Trust is from September 1, 2001 to September 1, 2005. The dollar weighted average portfolio ma-turity of the Trusts in the Dean Witter Select Municipal Trust, Insured California Intermediate Term Series is more than three years but not more than 10 years. The range of maturities of Securities in the Delaware Uninsured Trust is from July 1, 2004 to January 15, 2009. The range of maturities of Securities in the Maryland Uninsured Trust is from July 1, 2003 to September 1, 2007.

           The Trustee shall receive annually 72 cents per $1,000 principal amount of Securities in each Trust for its services as Trustee. See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be in-curred by a Trust.

           SALES CHARGE/VOLUME DISCOUNT -- The Public Offering Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in a Trust by the number of Units outstanding and then adding the appropriate sales charge described below.

           The sales charge will reflect different rates depend-ing upon the maturities of the various underlying Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totaling all such calcu-lations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity date un-less: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the Security is subject to a mandatory tender, in which case the mandatory ten-der date will be deemed the date on which such Security ma-tures.

                               (as % of bid     (as % of Public
 Time to Maturity            side evaluation)   Offering Price)

 Less than one year............       0%                0%
 1 year to less than 2 years...   0.756%             0.75%
 2 years to less than 4 years..   1.523%             1.50%
 4 years to less than 7 years..   2.564%             2.50%
 7 years to less than 11          3.627%             3.50%
   years.......................
 11 years to less than 15         4.712%             4.50%
   years.......................
 15 years and greater..........   5.820%             5.50%

           The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a graduated scale for sales to any single purchaser on a single day of the specified number of Units (or dollar amount with re-spect to the Insured California Intermediate Term Trust) of a Trust set forth below.

 Delaware Unin-                                        Dealer
      sured
       and        Insured California                 Concession
 Maryland Unin-    Intermediate Term      % of        as % of
      sured
     Trusts              Trust          Effective    Effective
 Number of Units     Dollar Amount    Sales Charge     Sales
                                                       Charge


 1-99...........  $1-$99,999.........     100%          65%
 100-249........  $100,000-$249,999..      95%          62%
 250-499........  $250,000-$499,999..      85%          55%
 500-999........  $500,000-$999,999..      70%          45%
 1,000 or more..  $1,000,000 or more.      55%          35%

           To qualify for the reduced sales charge and conces-sion applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume Discount" in Part B of the Prospectus.

           Units purchased at an Effective Sales Charge (before volume purchase discount) of less than 3.00% of the Public Of-fering Price (3.093% of the bid side evaluation of the Securi-ties) will not be eligible for exchange at a reduced sales charge described under the Exchange Option.
                              A-10

           Dealers purchasing certain dollar amounts of Units during the life of the Trusts may be entitled to additional concessions. The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.

           For further information regarding the volume dis-count, see: "Public Offering of Units -- Volume Discount", in
 Part B.

              Note: "Auditors" in Part B is amended so that "Deloitte & Touche" is replaced with "Deloitte & Touche LLP", and "Evaluator" in Part B is amended so that "Kenny S&P Evalua-
  tion Services, a division of Kenny Information Systems, Inc." is replaced with "Kenny S&P Evaluation Services, a Division of
   J.J. Kenny Co., Inc." The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price
  per Unit" and "Administration of the Trust -- Distribution of Interest and Principal" in Part B is amended to read third and three, respectively.

         THE INSURED CALIFORNIA INTERMEDIATE TERM TRUST

           The Portfolio of the Insured California Intermediate Term Trust consists of eight issues of Securities, all of which were issued by Issuers located in California. Two issues of Securities are each a general obligation of an Issuer. Six is-sues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from spe-cific projects or other available sources. The Insured Cali-fornia Intermediate Term Trust contains the following catego-ries of Securities:

                                    Percentage of Aggregate
                                Market Value of Trust Portfolio
 Category of Security              (as of November 20, 1997)


 Electric and Power...........              16.64%
 General Obligation...........               8.94%
 General Revenue Lease........
 Payment......................              20.34%
 Higher Education.............              21.86%
 State Budget Appropriationa..              16.58%
 Tax Allocation...............              12.50%
 Water and Sewer..............               3.14%
 Original Issue Discount......              26.22%

           See: "The Trust -- Summary Description of the Port-folios", in Part B, for a summary of the investment risks asso-ciated with the type of Securities contained in the Insured California Intermediate Term Trust. See: "Tax Status", in Part B, for a discussion of certain tax considerations with re-gard to Original Issue Discount.

           Of the Original Issue Discount bonds in the Insured California Intermediate Term Trust, approximately 3.88% of the aggregate principal amount of the Securities in the Insured California Intermediate Term Trust (or 2.74% of the market value of all Securities in the Insured California Intermediate Term Trust on November 20, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier a The bonds in this category are issued by various state agencies and authorities and are payable from amounts to be appropriated by the state legislature from available state revenue.

 bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

           On November 20, 1997, based on the bid side of the market, the aggregate market value of the Securities in the In-sured California Intermediate Term Trust was $3,225,068.11.

           The Securities in the Insured California Intermediate Term Trust are insured to maturity by the insurance obtained by the Issuers or by third parties from the following insurance companies: AMBAC: 3.14%; FSA: 12.50%a; FGIC: 8.94%; and MBIA:
 75.42%.b

           On November 20, 1997, all of the Securities in the Insured California Intermediate Term Trust were rated "AAA" by Standard & Poor's Corporation because of the Bond Insurance policies issued in respect of such Securities. (See: the re-spective "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subse-quently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Insured California Inter-mediate Term Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see:
 "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

     SPECIAL CONSIDERATIONS REGARDING CALIFORNIA SECURITIES

           The State Trust will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal on their obligations. Various developments regarding the California a Percentage shown for FSA includes Securities originally insured by CGIC. In December 1995, CGIC became a subsidi-ary of FSA, and all policies issued by CGIC became covered by the intercompany pooling agreement among the FSA group of insurance companies, as a result of which all policies issued by CGIC are backed by the same claims-paying re-sources as policies issued by FSA.

 b Percentages computed on the basis on the aggregate bid side evaluation of the Securities in the Insured Califor-nia Intermediate Term Trust on November 20, 1997.

 Constitution and State statutes which limit the taxing and spending authority of California governmental entities may im-pair the ability of California issuers to maintain debt service on their obligations. The following information constitutes only a brief summary and is not intended as a complete descrip-tion.

           In 1978, Proposition 13, an amendment to the Califor-nia Constitution, was approved, limiting real property valua-tion for property tax purposes and the power of local govern-ments to increase real property tax revenues and revenues from other sources. Legislation adopted after Proposition 13 pro-vided for assistance to local governments, including their dis-tribution of the then-existing surplus in the General Fund, re-allocation of revenues to local governments, and assumption by State of certain local government obligations. However, more recent legislation reduced such state assistance. There can be no assurance that any particular level of State aid to local governments will be maintained in future years. In Nordinger
 v. Hahn, the United States Supreme Court upheld certain provi-sions of Proposition 13 against claims that it violated the equal protection clause of the Constitution.

           In 1979, an amendment was passed adding Article XIIIB to the State Constitution. As amended in 1990, Article XIIB imposes an "appropriations limit" on the spending authority of the State and local government entities. In general, the ap-propriations limit is based on certain 1978-79 expenditures, adjusted annually to reflect changes in the cost of living, population and certain services provided by State and local government entities. The "appropriations limit" does not in-clude appropriations for qualified capital outlay projects, certain increases in transportation-related taxes, and certain emergency appropriations.

           If a government entity raises revenues beyond its "appropriation limit" in any year, a portion of the excess which cannot be appropriated within the following year's limit must be returned to the entity's taxpayers within two subse-quent fiscal years, generally by a tax credit, refund or tempo-rary suspension of tax rates or fee schedules. "Debt service" is excluded from these limitations, and is defined as "appropriations required to pay the cost of interest and re-demption charges, including the funding of any reserve or sink-ing fund required in connection therewith, on indebtedness ex-isting or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved [by the voters]." In addi-tion, Article XIIIB requires the State Legislature to establish a prudent State reserve, and to require the transfer of 50% of
                              A-14
 excess revenue to the State School Fund; any amounts allocated to the State School Fund will increase the appropriations limit.

           In 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as tax lev-ied for other than general governmental purposes) imposed by local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the impo-sition of ad valorem taxes on real property by local governmen-tal entities except as permitted by the Proposition 13 amend-ment, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments,
 (vi) requires that any tax imposed by a local government on or after August 1, 1985, be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1989, (vii) requires that, in the event a local government fails to comply with the provi-sions of this measure, a reduction of the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attribut-able to the tax levied in violation of the initiative, and
 (viii) permits these provisions to be amended exclusively by the voters of the State of California.

           In September 1995, the California Supreme court up-held the constitutionality of Proposition 62, creating uncer-tainty as to the legality of certain local taxes enacted by noncharter cities in California without voter approval. It is not possible to predict the impact of the decision.

           In November 1988, California voters approved Proposi-tion 98. This initiative requires that revenues in excess of amounts permitted to be spent and which would otherwise be re-turned by revisions of tax rates or fee schedules, be trans-ferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instruc-tional improvement and accountability. No such transfer or al-location of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. All funds allocated to the State School Fund shall cause the appro-
                              A-15
 priation limits to be annually increased for any such alloca-tion made in the prior year. Proposition 98 also requires the State of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.

           In November 1996, California voters approved Proposi-tion 218. This initiative applied the provisions of Proposi-tion 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposi-tion 218, charter cites could levy certain taxes such a tran-sient occupancy taxes and utility user's taxes without a popu-lar vote. Proposition 218 will also limit the authority of lo-cal governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously-authorized taxes, assessments, fees and charges.

           Certain tax-exempt securities in which the State Trust may invest, may be obligations payable solely from the revenues of specific institutions, or may be secured by spe-cific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be sub-ject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real prop-erty.

           Form 1990 to 1993, California (the "State") faced the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, were severely affected. Job losses were the worst of any post-war recession and have been estimated to exceed 800,000. California's economy has been re-covering and growing steadily stronger since the stare of 1994. The rate of economic growth in California in 1996, in terms of job gains, exceeded that of the rest of the United States. The State added nearly 350,000 jobs during 1996, surpassing its pre-recession employment peak of 12.7 million jobs. Another 380,000 jobs are expected to be created in 1997. The unemploy-ment rate, while still higher than the national average, fell to the low 6 percent range in mid-1997, compared to over 10 percent during the recession. Many of the new jobs were cre-
                              A-16
 ated in such industries as computer services, software design, motion pictures and high technology manufacturing. Business services, export trade and other manufacturing also experienced growth. All major economic regions of the State grew, with particularly large gains in the Silicon Valley region of North-ern California. Personal income grew by over 7 percent of $55 billion in 1996. The residential construction sector of the State's economy remained weak in 1996, with permits for new housing increasing modestly form the previous year. In addi-tion, the restructuring and consolidation occurring in Califor-nia's aerospace and financial services industries, while aimed at making the companies involved more efficient and competitive in the longer term, has produced some negative economic conse-quences in the shorter term, including uncertain job outlook for many workers.

           The recession affected State tax revenues, which mir-ror economic conditions. It has also caused increased expendi-tures for health and welfare programs. The State has also been facing a structural imbalance in its budget with the largest programs supported by the General Fund (K-12 schools and commu-nity colleges, health, welfare and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. (The General Fund, the State's main operating fund, consists of revenues which are not re-quired to be credited to any other fund.) As a result, the State has experienced recurring budget deficits. With the end of the recession, the State's financial condition has improved in the 1995-96 and 1996-97 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. As of June 30, 1997, the State's budget reserve had a positive cash balance of $281 million. No deficit borrowing has occurred at the end of the last two fiscal years and the State's cash flow borrowing was limited to $3 billion in 1996-97.

           On December 6, 1994, Orange County, California (the "County"), together with its pooled investment funds (the "Pools"), filed for protection under Chapter 9 of the federal Bankruptcy Code. On June 12, 1996, Orange County emerged from bankruptcy after the successful sale of $880 million in munici-pal bonds allowed the county to pay off the last of its credi-tors. On January 7, 1997, Orange County returned to the mu-nicipal bond market with a $136 million bond issue maturing in 13 years at an insured yield of 7.23 percent.

           Los Angeles County, the nation's largest county is also experiencing financial difficulty. In August 1995 the credit rating of the County's long-term bonds was downgraded
                              A-17
 for the third time since 1992 as a result of, among other things, severe operating deficits for the County's health care system. In addition, the County was affected by an ongoing loss of revenue caused by state property tax shift initiatives in 1993 through 1995. In June, 1997, the Los Angeles County Board of Supervisors approved an approximately $12 billion 1997-98 budget containing measures to eliminate a $157 million deficit. The County's budgetary difficulties have continued and their effect, as well as the effect of the improving Cali-fornia economy, on the 1997-1998 budget is still uncertain.

 1997-98 Fiscal Year Budget

           On August 18, 1997, the Governor signed the 1997-98 Budget Act. The Budget Act anticipates General Fund revenues and transfers of $52.5 billion (a 6.8 percent increase over the final 1996-97 levels), and expenditures of $52.8 billion (an
 8.0 percent increase from the 1996-97 levels). On a budgetary basis, the budget reserve (SFEU) is projected to decrease from $408 million at June 30, 1997 to $112 million at June 30, 1998. The Budget Act also includes Special Fund expenditures of
 $14.4 billion (as against estimated Special Fund revenues of $14.0 billion), and $2.1 billion of expenditures from various Bond Funds. Following enactment of the Budget Act, the State implemented its annual cash flow borrowing program, issuing
 $3 billion of notes which mature on June 30, 1998.

 The following are major features of 1997-98 Budget Act:

           1. For the second year in a row, the Budget contains a large increase in funding for K-14 education, reflecting strong revenues which have exceeded initial budgeted amounts. Part of the nearly $1.75 billion in increased spending is allocated to prior fiscal years.

           2. The Budget Act reflects a $1.235 billion pension case judgment payment, and returns funding of the State's pension contribution to the quarterly basis existing prior to the deferral actions invalidated by the courts. In may, 1997, the California Supreme Court in PERS v. Wilson made final a judgment against the State requiring an imme-diate payment from the General Fund to the Public Employ-ees Retirement Fund ("PERF") to make up certain deferrals in annual retirement fund contributions which had been legislated in earlier years for budget savings, and which the courts found to be unconstitutional. On July 30, 1997, at the Governor's direction, the Controller trans-ferred $1.235 billion from the General Fund to the PERF in satisfaction of the judgment, representing the principal
                              A-18
      amount of the improperly deferred payments from 1995-96 and 1996-97. No provision exists for any additional pay-ments relating to this court case.

           3.  Continuing the third year of a four-year
      "compact" which the State Administration has made with higher education units, funding from the General Fund for the University of California and California State Univer-sity has increased by about 6 percent ($121 million and $107 million, respectively), and there was no increase in student fees.

           4. Because of the effect of the pension payment, most other State programs were continued at 1996-97 lev-els.

           5. Health and welfare costs are contained, continu-ing generally the grant levels from prior years, as part of the initial implementation of the new CalWORKs reform program.

           6. Unlike prior years, this Budget Act does not de-pend on uncertain federal budget actions. About
      $300 million in federal funds, already included in the federal FY 21997 and 1998 budgets, is included in the Budget Act, to offset incarceration costs for illegal im-migrants.

           7. The Budget Act contains no tax increased, and no tax reductions. The Renters Tax Credit was suspended for another year, saving approximately $500 million.

           After enactment of the Budget Act, and prior to the end of the Legislative Session on September 13, 1997, the Leg-islature and the Governor reached certain agreements related to State expenditures and taxes. The Legislature passed a bill restoring $203 million of education-related expenditures which the Governor had vetoed in the original Budget Act, based agreement with the Governor on an education testing program. The Legislature also passed a bill to restore $48 million of welfare cost savings which had been part of earlier legislation vetoed by the Governor. The Legislature also passed several bills encompassing a coordinated package of fiscal reforms, mostly to take effect after the 1997-98 Fiscal Year. Included in the legislation already signed by the Governor are a variety of phased-in tax cuts, conformity with certain provisions of the federal tax reform law passed earlier in the year, and re-form of funding for county trial courts, with State to assume greater financial responsibility.
                              A-19

           THE FOREGOING DISCUSSION OF THE 1997-98 FISCAL YEAR BUDGET IS BASED IN LARGE PART ON STATEMENTS MADE IN A RECENT "PRELIMINARY OFFICIAL STATEMENT" DISTRIBUTED BY THE STATE OF CALIFORNIA. IN THAT DOCUMENT, THE STATE INDICATED THAT ITS DISCUSSION OF THE FISCAL YEAR BUDGET IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT. THE STATE NOTED FURTHER THAT THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THAT THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.

 State Indebtedness

           As of November 1, 1997, the State had over
 $18.25 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an ag-gregate amount of approximately $7.26 billion remained unissued as of November 1, 1997. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of November 1, 1997, the State had approximately
 $6.09 billion of outstanding Lease-Purchase Debt.

           In addition to the general obligation bonds, State agencies and authorities had approximately $22.24 billion ag-gregate principal amount of revenue bonds and notes outstanding as of September 30, 1997. Revenue bonds represent both obliga-tions payable from State revenue-producing enterprises and pro-jects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities.

 Litigation

           The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceed-ings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

 Ratings

           Because of the State's continuing budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by Standard & Poor's, and to A from AA by Fitch. All three rating agencies expressed uncertainty in the State's ability to balance the budget by 1996. However, 1996, citing California's improving economy and budget situation, both Fitch and Standard & Poor's raised their ratings from A to A+. In October 1997, Fitch raised its rating from A+ to AA- referring to California's fun-damental strengths, the extent of economic recovery and the re-turn of financial stability.

           The Sponsor believes the information summarized above describes some of the more significant aspects relating to the California Trust. The sources of such information are Prelimi-nary Official Statements and Official Statements relating to the State's general obligation bonds and the State's revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Although the Sponsor has not independently verified this infor-mation, it has no reason to believe that such information is not correct in all material respects.

 California Tax Status

           On the Date of Deposit, special California counsel for the Sponsor rendered an opinion under the then existing
 California state income tax law which read as follows:

           The Insured Trust is not an association taxable as a corporation under the income tax laws of the State of California;

           The income, deductions and credits against tax of the Insured Trust will be treated as the income, deductions and credits against tax of the holders of Units in the In-sured Trust under the income tax laws of the State of California;

           Interest on the bonds held by the Insured Trust to the extent that such interest is exempt from taxation un-der California law will not lose its character as tax-exempt income merely because that income is passed through to the holders of Units; however, a corporation subject to the California franchise tax is required to include that interest income in its gross income for purposes of deter-mining its franchise tax liability;
                              A-21

           Each holder of a Unit in the Insured Trust will have a taxable event when the Insured Trust disposes of a bond (whether by sale, exchange, redemption or payment at ma-turity) or when the Unit holder redeems or sells his Units. The total tax cost of each Unit to a holder of a Unit in the Insured Trust is allocated among each of the bond issues held in the Insured Trust (in accordance with the proportion of the Insured Trust comprised by each bond issue) in order to determine the holder's per Unit tax cost for each bond issue, and the tax cost reduction re-quirements relating to amortization of bond premium will apply separately to the per Unit tax cost of each bond is-sue. Therefore, under some circumstances, a holder of a Unit may realize taxable gain when the Insured Trust dis-poses of a bond or the holder's Units are sold or redeemed for an amount equal to or less than his original cost of the bond or Unit;

           Each holder of a Unit in the Insured Trust is deemed to be the owner of a pro rata portion of the Insured Trust under the personal property tax laws of the State of Cali-fornia;

           Each Unit holder's pro rata ownership of the bonds held by the Insured Trust, as well as the interest income therefrom, is exempt from California personal property taxes; and

           Amounts paid in lieu of interest on defaulted bonds held by the Trustee under policies of insurance issued with respect to such bonds will be excludable from gross income for California income tax purposes if, and to the same extent as, those amounts would have been so exclud-able if paid as interest by the respective issuer.

           In the opinion of Paul, Hastings, Janofsky & Walker,
 LLP, special California counsel to the Sponsor, no change in law has occurred since the Date of Deposit which would require a change in the above opinion.

 New York Tax Status

           In the opinion of Messrs. Cahill Gordon & Reindel, special New York counsel on New York tax matters, as of the date of this Prospectus, under existing law:

           Interest on the underlying debt obligations which is exempt from tax under the laws of the State and City of New York when received by the New York Trust will retain
                              A-22
      its status as tax-exempt interest to its Unit Holders. (Interest on the underlying obligations in the New York Trust is, however, not excludable from income in determin-ing the amount of the income-based (i) New York State franchise taxes on business and financial corporations or
      (ii) the New York City general corporation tax and the New York City financial corporation tax.) The minimum income taxes imposed by New York State and New York City on indi-viduals, estates and trusts exclude from their taxable bases the Federal tax preference item with respect to tax-exempt interest.

           Non-residents of New York City will not be subject to the City personal income tax on gains derived with respect to their Units. Non-residents of the State will not be subject to New York State personal income tax on such gains unless the Units are employed in a business, trade or occupation carried on in New York State. A New York State or City resident should determine his basis and holding period for his Units in the same manner for New York State and City personal income tax purposes as for Federal income tax purposes.

                  THE DELAWARE UNINSURED TRUST

           The Portfolio of the Delaware Uninsured Trust con-sists of eight issues of Securities, seven of which were issued by Issuers located in Delaware and one of which (approximately 3.39% of the aggregate market value of the Delaware Uninsured Trust Portfolio) was issued by authority of the Commonwealth of Puerto Rico. Two issues of Securities are each a general obli-gation of an Issuer. Six issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Delaware Uninsured Trust contains the following categories of Securities:

                                     Percentage of Aggregate
                                 Market Value of Trust Portfolio
 Category of Security               (as of November 20, 1997)


 General Obligation............              19.50%
 Health Care and Hospital......              19.72%
 Higher Education..............              17.64%
 Highway and Transportation....              24.04%
 Water and Sewer...............              19.10%
 Original Issue Discount.......              54.08%

           See: "The Trust -- Summary Description of the Port-folios", in Part B, for a summary of the investment risks asso-ciated with the type of Securities contained in the Delaware Uninsured Trust. See: "Tax Status", in Part B, for a discus-sion of certain tax considerations with regard to Original Is-sue Discount.

           Of the Original Issue Discount bonds in the Delaware Uninsured Trust, approximately 4.80% of the aggregate principal amount of the Securities in the Delaware Uninsured Trust (or 3.39% of the market value of all Securities in the Delaware Un-insured Trust on November 20, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

           On November 20, 1997, based on the bid side of the market, the aggregate market value of the Securities in the Delaware Uninsured Trust was $2,080,416.55.

           On November 20, 1997, Standard & Poor's Corporation rated five of the Securities in the Delaware Uninsured Trust as follows: 43.76%-AAA, 17.65%-AA and 3.39%-A; and Moody's Inves-tors Service rated three of the Securities as follows: 35.20%-
 A. (See: the respective "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating as-signed may be reduced below the minimum requirements of the Delaware Uninsured Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determin-ing whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

           Note: The second paragraph on page 16 in Part B is amended by deleting the first four sentences and replacing them with the following: The Puerto Rican economy is affected by a number of Commonwealth and Federal investment incentive pro-grams. For example, prior to 1996, Section 936 of the Internal Revenue Code generally provided deferral of Federal income taxes for U.S. companies operating on the island until profits are repatriated. Section 936 was repealed by the Small Busi-ness Job Protection Act of 1996. It is expected that the re-peal of Section 936 will have a strongly negative impact on Puerto Rico's economy.

      SPECIAL CONSIDERATIONS REGARDING DELAWARE SECURITIES

           The Sponsor believes the information summarized below describes some of the more significant developments relating to the general economic conditions of the State of Delaware and in particular to the State government itself. This information may be relevant to the Securities (i) of or supported by the State of Delaware; or (ii) of municipalities or other political subdivisions or instrumentalities of the State of Delaware that rely, in whole or in part, on ad valorem real property taxes and other general or special funds of such municipalities or political subdivisions. The sources of such information in-clude publicly available documents, including the Official Statements of the State. The Sponsor has not independently verified any of the information contained in such Official Statements and other publicly available documents, and is not aware of any facts that would render such information inaccu-rate.

 Economic Base

           The growth experienced in most sectors of Delaware's economy for the past ten years has been considerably greater than the average growth rates in the other forty-nine states. Population grew by 22% in Delaware, compared with the national growth of 17% and 5% in the other states in the region (Maryland, New Jersey, New York, Pennsylvania). Delaware's 1995 population exceeded the 1995 head count by 1.1%, the growth rate for the U.S. was 0.9%, and the growth in the mideast region was 0.1%. Similarly, Delaware's employment growth from 1986 through 1996 of 25% exceeded the 20% and 5% growth rates of the nation and the region, respectively.

           During the same period, unemployment rates declined from a level higher than the national average, to one lower than the U.S. Delaware's October 1997 unemployment rate of 3.6% was lower than the national rate of 4.7%. The October av-erage of the other states in the mideast region was 5.3%. For 1996, Delaware's unemployment rate averaged 5.2%, lower than the 5.4% rate for the U.S. and the 5.9% regional average rate for the same year.

           Personal income in the State advanced 92% from 1986 through 1996, compared with 80% for the nation and 72% in the region. The 1995 poverty rate in the State was 10.3%, consid-erably lower than the national rate of 13.8%. In July 1995 State Policy Reports ranked states by gross state product per capita. Delaware ranked second of all the states, with Alaska as the only state that exceeded Delaware. Delaware exceeded the average state in the value of per capita production by 46%.

           These indicators of above average economic perform-ance resulted in part from financial decisions made by the State in the late 1970s and early 1980s. They include
 1) reducing the top marginal personal income tax rate from 19.8% to 7.7%, and a further reduction effective January 1997 that lowered the top rate to 6.9%, 2) broadening the employment base to reduce the influence of the manufacturing sector on Delaware's economy (from 25% of all jobs in 1986 to 15% in 1997), 3) reducing regulations on business - especially banking through the Financial Center Development Act of 1981, and
 4) following fiscally conservative taxing policies. In 1993, further deregulatory legislation was enacted, which increased competitive options for telecommunications providers and ex-panded the powers of limited liability partnerships in Dela-ware. In 1997, the Financial Center Development Act was amended to allow limited-purpose trust companies to manage out-of-state trust assets in Delaware.

           Since the national recession in the early 1990s, em-ployment has grown steadily in Delaware. Compared with one year earlier, Delaware's employment in October 1997 had in-creased by 15,000 (3.9%), while the nation's employment grew by 2.4% and the other states in the region saw an increase of 1.7%.

           Delaware's manufacturing employment continues to be negatively impacted by the downsizing and restructuring of the chemical industry. In October 1997 there were 22,800 chemical workers in Delaware, 10,600 fewer than in the peak year of 1990. When comparing October 1997 with October one year ear-lier, Delaware's loss of chemical employment was 2%, with a 1% loss in the region and a negligible loss in the nation. Since the spring of 1997, the General Motors assembly plant in North-ern Delaware has served as an overflow facility, producing the Chevrolet Malibu, a mid-sized sedan. Their current employment is 2,900, with average wages of $19 per hour. After two years, GM will use the plant to build the Saturn Innovate. GM expects to assemble 250,000 cars annually and maintain their current employment level.

           Chrysler, the owner of the only other auto assembly plant in the State, employs 3,000 workers. Chrysler recently retooled its entire facility, at a cost of $500 million. That plant now produces a sport utility vehicle, called the Dodge Durango. By 1998, the Chrysler plant expects to be producing 109,000 such vehicles annually. October 1997 manufacturing em-
                              A-26
 ployment in Delaware increased nearly 7% compared with one year ago, due primarily to the increased auto production. The U.S. manufacturing employment grew by 1% and the regional manufac-turing employment was unchanged over the same period.

           The State's per capita personal income of $27,622 in 1996 was 14% higher than the national average, ranking Delaware 5th in the U.S. For 1996, Delaware's total personal income ad-vanced by 6.2%, relative to one year earlier, compared with 4.5% in the U.S. and 4.2% in the region. For the first half of 1997, Delaware's personal income grew by 7.3%, compared with growth rates of 5.8% and 5.2% for the nation and region, re-spectively.

           In the past ten years (1986-96) there has been a 52% growth in net new business firms established in Delaware, com-pared with 22% in the U.S. and 14% in the region. In 1996 there were 22,000 firms operating in the State, a growth rate for the year that was 5th highest in the nation, and two and one half times that of the U.S. and five times that of the re-gion. The business failure numbers also paint Delaware as an attractive place to own a successful company. In 1995, only 45 Delaware businesses ceased to operate, the lowest number of failures since 1989. In 1995, only 22 businesses failed in Delaware for each 10,000 firms in existence, compared with failure rates of 86 and 90 per 10,000 firms for the region and the U.S., respectively.

           Franchise tax revenue and fees derived from companies incorporated in Delaware represent the second largest source (20%) of State General Fund revenue (the largest contributor is the personal income tax). There were 51,300 new incorporations in Delaware in 1996, bringing the number of domestic corpora-tions using the State as their legal home to nearly 300,000. New incorporations in Delaware increased by 7% in 1996, com-pared with 1995. Although the State is the legal home of only 5% of the corporations in the U.S., among those are half of the companies listed on the New York Stock Exchange. Delaware was also the corporate home of 56% of the companies listed in the "Fortune 500" in 1997.

           The value of Delaware's construction contracts (as measured by McGraw-Hill) decreased 10% in 1996 compared with 1995. This decrease compares with the U.S. increase of 8%. Delaware's strengths were in the nonresidential building (office space), nonbuilding (highway) and government building categories. For the first ten months of 1997, the value of Delaware's construction contracts was 15% higher than the com-parable period of 1996. The value of highway and bridge con-
                              A-27
 tracts nearly doubled, accounting for most of the increase. Construction employment in October 1997 was nearly 9% higher than one year earlier, compared with 4% growth in the U.S. and the region.

           Delaware's new private housing authorizations de-creased by 5% in 1996, compared with 1995. U.S. and the re-gion's single-family private housing authorizations were 7% and 9% higher, respectively, for the same period. For the first ten months of 1997, Delaware's housing authorizations were up by 9%, compared with virtually no growth in the region and in the nation. There were 1% more Delaware home sales in 1996 than in 1995, compared with an 8% increase for the whole coun-try, and a 2% decline for the region. The nominal dollar value of Delaware's housing starts was 6% higher in 1996 than the previous year, compared with increases of 8% in the region and 11% nationally.

           Newly leased office space in the greater Wilmington market increased by 40% in 1996 compared with the prior year, and was 30% higher than the average of the last five years.
 The vacancy rate for Wilmington's Class "A" buildings was 7% compared with the national average of 14% in the fall of 1997. At the same time, the quoted rental price for this downtown of-fice space was $21 per square foot, compared to $25 in the av-erage central business district nationally. Operating costs on these properties averaged $7 per square foot at the end of 1996. These costs were approximately the same as those nation-wide, but considerably less than in neighboring cities. MBNA, one of the largest banks in the State, has recently completed construction of two office buildings totaling 615,000 square feet and an adjoining parking garage adjacent to the central square in the City of Wilmington.

           The financial services industry continued to expand in Delaware, employing 47,800 workers in October 1997. Those workers in financial services held 3,700 more jobs than one year earlier, a year-over-year growth rate of 8%, in spite of the ongoing bank consolidations. The number of national fi-nance-related jobs grew by nearly 3% and the number in the re-gion increased by 1%. Financial institutions currently number fifty-seven, including twenty major credit card companies.
 Last year, the Delaware credit card institutions were responsi-ble for issuing 40% of all credit card debt issued in the U.S. In 1995, the State approved limited expansion powers for out-of-state banks that want to establish operations in Delaware.

           The Port of Wilmington handled 4.6 million tons of waterborne cargo in 1996, an increase of 21% compared with the
                              A-28
 prior year. For the first three months of fiscal 1998, gross Port revenue of $4.3 million was 3% higher than in the first three months of fiscal 1997. The composition of the imports has changed since last year, with increases in wet bulk imports and reductions in steel, dry bulk and refrigerated cargo. The wet bulk (primarily oil) cargo pays a monthly fee for Port us-age, regardless of tonnage, while payment for the other cargo is based on weight. Wilmington's Port exports more American-made cars than any other port in the U.S. New Port contracts include substantial imports of Chilean fruit, Australian beef and Volkswagen cars. In 1996 the Port of Wilmington led all the Delaware River ports and terminals with 376 ship calls, ac-cording to the Delaware River and Bay Maritime Exchange. In December 1997, the Port will open a meat inspection facility, with on-site USDA inspectors. In 1995 the State agreed to pur-chase the Port for $40 million, payable over 30 years. The State invested $30 million in capital improvements in the Port and assumed $66 million of Port debt. The State has had the full operating responsibility for the Port in September 1996.

 State Finances

           Fiscal 1997. General Fund expenditures were $1,766 million, an increase of 7% over the previous year, with the growth primarily for mandated, caseload and inflation adjust-ments in social service programs. The fiscal 1997 revenue was $1,779 million, also an increase of 7%. The fiscal 1997 cumu-lative cash balance was $390 million, 22% of the operating budget. Nationally, cash balances as a percent of operating spending averaged 6%, according to the National Association of State Budget Officers. The State's Budget Reserve Fund (see "Fiscal Controls" below) remained fully funded at the 5% level and held balances of $93 million.

           Delaware finances transportation projects primarily through the Transportation Trust Fund, created in 1987 and funded by dedicated revenue sources including the motor fuel tax, Turnpike tolls and concessions, motor vehicle document and registration fees, miscellaneous transportation related revenue (titling fees, operator license fees, etc.), and investment earnings on Trust Fund balances. Transportation operating ex-penses and debt service were $161 million for fiscal 1996, a slight decrease over the previous year. The capital program spent another $182 million. The State enacted increases in mo-tor vehicle gasoline and diesel taxes, vehicle document fees, and tolls on Interstate 95 to replace some of the anticipated bond-financed capital spending. These "user fees" for trans-portation purposes are expected to provide $178 million of capital for transportation projects through 1999, and became effective September 1993.

           In 1993, the U.S. Supreme Court ruled in favor of Delaware in a case involving intangible abandoned property, stating that Delaware is entitled to receive abandoned property held by brokers incorporated in the State. In 1994, Delaware negotiated a settlement with New York which allows Delaware to draw down the $220 million windfall during the next four years. The fiscal 1997 budget authorized the use of these funds (named the Twenty-first Century Fund) to create public/private part-nerships to enhance the competitiveness of the State. Specifi-cally allocated in fiscal 1997 were $80 million for agricul-tural land preservation, educational technology investments and economic development projects.

           Fiscal 1998. The Delaware Economic and Financial Ad-visory Council ("DEFAC"), composed of 33 private and public-sector members appointed by the Governor, provides revenue and expenditure forecasts for the General Assembly and the Governor a minimum of six times each year. The most recent DEFAC fore-cast (September 1997) called for General Fund revenue of $1,898 million for fiscal 1998, a growth of nearly 7% over the fiscal 1997 revenue. Fiscal 1998 expenditures are expected to be $1,938, an increase of nearly 10% compared with fiscal 1997. Operating expenditures and debt service from the Transportation Trust Fund are expected to be $166 million, approximately the same as the previous year. The capital spending budgets in-clude $125 million for transportation projects and $217 million for other capital improvements supported by the General Fund and the Twenty-first Century Fund.

           Fiscal 1999. The September 1997 DEFAC estimate for revenue in the General Fund was $1,988 million (+5%) and $267 million in the Transportation Trust Fund, a 7% increase over the previous year. A budget for fiscal 1999 is currently under consideration, and is expected to pass by June 30, 1998.

           Fiscal Controls. A constitutional limit requires a three-fifths vote of each house of the General Assembly to pass or increase any tax or license fee. Appropriation of more than 98% of estimated General Fund revenue plus unencumbered General Fund balances from the previous fiscal year also requires a three-fifths vote of both houses.

           Excess unencumbered General Fund revenue at the end of a fiscal year must be placed in a Budget Reserve Account, until that Account accumulates to 5% of estimated General Fund revenue, according to the State Constitution. That Account
                              A-30
 provides a cushion against unanticipated revenue shortfalls and funds for tax reductions. The Budget Reserve Account currently holds $87 million and is fully funded.

           Until 1991 the authorization of additional General Fund debt was restricted to 75% of the principal retirement of general obligation debt in the prior fiscal year plus any deau-thorized debt in the same year. Legislation effective in July 1991 replaced that debt limitation. The revised limitations are three: a) annual tax supported debt authorizations cannot exceed 5% of estimated General Fund revenue, b) debt service payments of all tax supported debt (including the Transporta-tion Authority, certificates of participation and long-term leases) will be limited to 15% of General Fund plus Transporta-tion Trust Fund revenue, and c) General Obligation debt service payments will be limited to the projected cumulative cash bal-ance for the same fiscal year. These debt limits supported the reduction of per capita General Obligation debt from $784 in fiscal 1987 to $734 in fiscal 1997.

 Delaware Tax Status

           On the date of the Prospectus, in the opinion of Pot-ter Anderson & Corroon, Wilmington, Delaware, Special Delaware counsel on tax matters, with respect to the Delaware Trust:

           8. So long as, for federal income tax purposes, the Delaware Trust is treated as a grantor trust and its income is treated as the income of the Unit Holders so that the Delaware Trust is not recognized as a taxable entity, the Delaware Trust will not be subject to Delaware income taxation and, for Dela-ware income tax purposes, the income of the Delaware Trust will be treated as income of the Unit Holders.

           9. The following discussion addresses the Delaware taxation of the various potential Delaware Unit Holders.

                a.  The State of Delaware (sometimes the
 "State") imposes an income tax upon the taxable income of resi-dent individuals, trust and estates. For purposes of this tax, the taxable income of a resident individual, trust or estate is defined as the resident individual, trust or estate's adjusted gross income for federal income tax purposes subject to certain specified modifications. No such modification requires the ad-dition of interest on obligations of the State and its politi-cal subdivisions or authorities thereof. Accordingly, so long as interest income received by the Delaware Trust from obliga-tions of the State and its political subdivisions or authori-ties thereof is excluded from adjusted gross income for federal
                              A-31
 income tax purposes, all such interest income will be excluded from taxable income for the purposes of Delaware income taxes on a resident individual, trust or estate. Such interest in-come may also be excluded from taxable income of a Delaware resident, trust or estate under the enabling legislation pursu-ant to which the obligation was issued. Conversely, to the ex-tent that any gain (or loss) from the sale of obligations held by the Delaware Trust (whether as a result of the sale of such obligations by the Delaware Trust or as the result of the sale of a Unit by a Unit Holder) is includable in (or deductible in) the calculation of a resident individual, trust or estate's ad-justed gross income for federal income tax purposes, any such gain (or loss) will be includable in (or deductible in) the calculation of taxable income for the purposes of Delaware in-come taxes on a resident individual, trust or estate.

                b. The State of Delaware imposes an income tax upon the taxable income of corporations which transact or con-duct business within the State. For purposes of this tax, the taxable income of a corporation is defined as its "entire net income" allocable to business activities carried on or property located within the State and its "entire net income" is defined as its federal taxable income subject to certain specified modifications. No such modification requires the addition of interest on obligations of the State or its political subdivi-sions or authorities thereof. Accordingly, so long as interest income received by the Delaware Trust from obligations of the State and its political subdivisions or authorities thereof is excluded from taxable income of a corporation for federal in-come tax purposes, all such interest income will be excluded from taxable income for the purposes of Delaware corporate in-come taxes. Such interest income may also be excluded from taxable income of a corporation under the enabling legislation pursuant to which the obligation was issued. In addition, in determining a corporation's entire net income, one of the modi-fications from federal taxable income is the elimination of gains or losses from the sale or other disposition of securi-ties issued by the State or political subdivisions thereof. Thus, any gain or loss from the sale of such obligations held by the Delaware Trust (whether as the result of the sale of such obligations by the Delaware Trust or as the result of the sale of a Unit by a Unit Holder) is not includable in the cal-culation of taxable income for the purposes of Delaware corpo-rate income taxes.

                c. The State of Delaware requires every corpo-ration which transacts or conducts business within the State and which is an S corporation for federal income tax purposes that has any shareholders who are non-residents of the State to
                              A-32
 pay on behalf of each such non-resident shareholder a tax in an amount equal to the highest rate of Delaware personal income tax multiplied by such non-resident shareholder's distributive share of the income of such corporation from Delaware sources entering into his federal taxable income subject to certain specified modifications. No such modification requires the ad-dition of interest on obligations of the State or its political subdivisions or authorities thereof. Accordingly, so long as interest income received by the Delaware Trust from obligations of the State and its political subdivisions or authorities thereof is excluded from adjusted gross income for federal in-come tax purposes, all such interest income will be excluded from taxable income for the purposes of the Delaware income taxes that an S corporation must pay on behalf of a non-resident shareholder. Such interest income may also be ex-cluded from taxable income of a non-resident shareholder of an S corporation under the enabling legislation pursuant to which the obligation was issued. Conversely, to the extent that any gain (or loss) from the sale of obligations held by the Dela-ware Trust (whether as a result of the sale of such obligations by the Delaware Trust or as the result of the sale of a Unit by a Unit Holder) is includable in (or deductible in) the calcula-tion of a non-resident shareholder's distributive share of Delaware sourced income of an S corporation for federal income tax purposes, any such gain (or loss) will be includable in (or deductible in) the calculation of taxable income for purposes of the Delaware income taxes that an S corporation must pay on behalf of a non-resident shareholder.

                d. 48 U.S.C. S 745 provides that all bonds is-sued by the government of Puerto Rico, or by its authority, shall be exempt from taxation by any state, or by any county, municipality or other municipal subdivision of any state. Ac-cordingly, interest income received by the Delaware Trust from obligations issued by Puerto Rico, or by its authority, would be exempt from the Delaware individual, trust and estate, and corporate income taxes, including the income tax required to be paid by an S corporation on behalf of certain non-resident shareholders as described in paragraph c above. To the extent that any gain (or loss) from the sale of such obligations held by the Delaware Trust (whether as a result of the sale of such obligations by the Delaware Trust or as the result of the sale of a Unit by a Unit Holder) is includable in (or deductible in) the calculation of adjusted gross income (in the case of indi-vidual Unit Holders) or taxable income (in the case of trust, estate and corporate Unit Holders) for federal income tax pur-poses, any such gain (or loss) will be includible in (or de-ductible in) the calculation of taxable income for purposes of
 (i) Delaware income taxes on resident individuals, trusts and
                              A-33
 estates and (ii) Delaware corporate income taxes including the income tax required to be paid by an S corporation on behalf of certain non-resident shareholders as described in paragraph c above.

           No opinion is expressed regarding the Delaware tax consequences of Unit Holders other than Delaware resident indi-viduals, trusts and estates, and corporations conducting or transacting business in Delaware.

           Tax counsel should be consulted as to the other Delaware tax consequences not specifically considered herein, such as the Delaware franchise tax imposed upon the taxable in-come of certain banking organizations and upon the net income of certain building and loan associations. In addition, no opinion is being rendered as to the Delaware consequences re-sulting from any proposed or future federal or State tax legis-lation.

                  THE MARYLAND UNINSURED TRUST

           The Portfolio of the Maryland Uninsured Trust con-sists of nine issues of Securities, all of which were issued by Issuers located in Maryland. Four issues of Securities are each a general obligation of an Issuer. Five issues of Securi-ties, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific proj-ects or other available sources. The Maryland Uninsured Trust contains the following categories of Securities:

                                     Percentage of Aggregate
                                 Market Value of Trust Portfolio
 Category of Security               (as of November 20, 1997)


 General Obligation............              55.17%
 Health Care and Hospital......              16.43%
 Higher Education..............              15.44%
 Parking Revenue...............               9.78%
 Water and Sewer...............               3.18%
 Original Issue Discount.......              19.61%

           See: "The Trust -- Summary Description of the Port-folios", in Part B, for a summary of the investment risks asso-ciated with the type of Securities contained in the Maryland Uninsured Trust. See: "Tax Status", in Part B, for a discus-sion of certain tax considerations with regard to Original Is-sue Discount.

           Of the Original Issue Discount bonds in the Maryland Uninsured Trust, approximately 4.99% of the aggregate principal amount of the Securities in the Maryland Uninsured Trust (or 3.18% of the market value of all Securities in the Maryland Un-insured Trust on November 20, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

           On November 20, 1997, based on the bid side of the market, the aggregate market value of the Securities in the Maryland Uninsured Trust was $2,266,374.63.

           On November 20, 1997, Standard & Poor's Corporation rated six of the Securities in the Maryland Uninsured Trust as follows: 31.79%-AAA, 0%-AA and 31.81%-A; and Moody's Investors Service rated three of the Securities as follows: 36.40%-Aa and 0%-A. (See: the respective "Schedule of Portfolio Securi-ties", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Maryland Uninsured Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determin-ing whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

      SPECIAL CONSIDERATIONS REGARDING MARYLAND SECURITIES

           The Sponsor believes the information summarized below describes some of the more significant developments relating to Securities of (i) municipalities or other political subdivi-sions or instrumentalities of the State of Maryland (the "State") which rely, in whole or in part, on ad valorem real property taxes and other general funds of such municipalities or political subdivisions or (ii) the State, which are general obligations of the State payable from appropriations from the State's General Fund. The sources of such information include the official statements of the State, as well as other publicly available documents. The Sponsor has not independently veri-fied any of the information contained in such official state-ments and other publicly available documents, but is not aware of any facts which would render such information inaccurate.

           Economic Factors. The principal sectors of the Mary-land economy are services, government and wholesale and retail trade and manufacturing. While government employment grew at a rate of less than one-third of total State employment from 1976
                              A-35
 to 1996, it remains a significant factor in the State economy. In contrast to the nation as a whole, considerably more people in Maryland are employed in government than in manufacturing, and manufacturing accounted for only 7.9% of wage and salary employment in Maryland in 1996 (compared to 15.5% nationally). Food and kindred products is the primary manufacturing indus-try. While the Port of Baltimore is one of the larger foreign trade ports in the United States and in the world, its opera-tions are subject to fluctuations in general economic condi-tions, and the demand for imported or exported goods. Mary-land's population in 1990 increased 13.8% from 1980.

           State Finances. The consolidated balances of the State's general, special revenue, debt service and capital pro-jects funds were (on a GAAP-basis) approximately $246 million, $291 million, $529 million, $1.117 billion and $1.360 billion for the fiscal years ending June 30, 1992, 1993, 1994, 1995 and 1996, respectively.

           On April 3, 1996, the General Assembly approved the budget for fiscal year 1997. The budget included, among other things: (i) sufficient funds to meet all specific statutory funding requirements; (ii) sufficient funds to meet the actuar-ial recommended contributions for the seven retirement systems, determined on a basis consistent with prior years' practice;
 (iii) sufficient general funds for the annuity Bond Fund to maintain the State property tax rate at 21c per $100 of as-sessed valuation; (iv) $2.9 billion in aid to local governments (reflecting a $121.5 million increase over fiscal year 1996 that provides for increases in education, health and police aid); and (v) $13.2 million in general fund deficiency appro-priations.

           Legislation enacted by the 1996 General Assembly re-organized the State's personnel system and reformed the welfare and Medicaid programs. Estimated fiscal year 1997 savings of $29 million ($19.5 million general funds) are incorporated into the fiscal year 1997 Budget. The legislation established a de-centralized personnel management system, replacing the classi-fied and unclassified services with skilled, professional, man-agement, and executive services; a pay for performance plan, and early retirement during fiscal year 1997 for certain groups of employees. The welfare reform legislation limited welfare recipients to 60 months of cumulative cash assistance and re-quired adults to be in a State-defined work activity in order to receive more than 24 months of benefits. The Medicaid re-form authorized the establishment of a mandatory managed care program for Medicaid reform authorized the establishment of a mandatory managed care program for Medicaid recipients
                              A-36

 (consistent with federal law or federal waivers). The legisla-tion requires managed care organizations to meet certain per-formance, access, and quality standards; it is anticipated the organizations will be paid prospectively.

           The operating budget will be funded with $7,315 mil-lion in general funds, $4,312 million in special and higher education funds, and $3,534 million in federal funds.

           The State's fiscal year 1997 capital program is to be funded with $400 million in general obligation bonds (net of $12.1 million of prior year authorizations to be deauthorized), $66.8 million general funds appropriated in the operating budget, $1,297 million in special and federal funds (of which $1,099 million is appropriated to the Department of Transporta-tion, including $71 million for infrastructure, improvements related to the construction of Redskins Stadium in Prince George's County) and $69.8 million in revenue bonds other than those issued by the Department of Transportation. The general obligation bond financed program includes $229 million for edu-cation, $23 million for the environment, $41 million for busi-ness and job creation, $41 million for public safety, and $63 million for various other projects.

           When the 1997 budget was enacted, it was estimated that the general fund balance on a budgetary basis at June 30, 1997, would be approximately $22.5 million; it is currently es-timated to be $144.5 million. In addition, the balance in the Revenue Stabilization Account of the State Reserve Fund is es-timated to be $490.4 million at June 30, 1997.

           On April 8, 1997, he General Assembly approved the budget for fiscal year 1998. The budget includes, among other things: (i) sufficient funds to meet all specific statutory funding requirements; (ii) sufficient funds to meet the actuar-ial recommended contributions for the seven retirement systems, determined on a basis consistent with prior years' practice;
 (iii) sufficient general funds to the Annuity Bond Fund for debt service on general obligation bonds to maintain the State property tax rate at 21-cent per $100 of assessed valuation;
 (iv) $3.1 billion to aid to local governments reflecting a $200 million increase over fiscal year 1997); and (v) general fund net appropriation reductions of $0.3 million for fiscal year 1997.

           The Budget incorporates the first year of a five-year phase-in of a 10% reduction in personal income taxes estimated to result in a reduction of revenues of $38.5 million in fiscal year 1998 (and estimated to reduce revenues by $450 million
                              A-37
 when fully phased in). Legislation enacted to provide a phased reduction in the sales and use tax on certain categories of manufacturing equipment takes effect in fiscal year 1999. It is estimated to reduce revenues of $38.6 million when fully im-plemented in fiscal year 2001. General fund appropriations to the State Reserve Fund include $30.2 million to the Revenue Stabilization Account, $15.7 million to the Dedicated Purpose Account for the Family Investment Program, $24.5 million to the Economic Development Opportunities Program Fund, and $14.8 mil-lion to other accounts in the State Reserve Fund. In addition, $4.4 million in federal funds are reserved for future child care expenses under the State's welfare reform program.

           The Budget also includes the first year of additional funding pursuant to legislation enacted incorporating educa-tion-related Court-issued consent decrees between the State and Baltimore City. The decrees, issued in November, 1996, detail settlement of three legal actions involving the adequacy of education, effective use of resources, and delivery of special education services in the Baltimore City Public Schools. Leg-islation incorporating the provisions of the decrees for man-agement reform, evaluation, and funding was enacted that re-structures the management of Baltimore City Public Schools con-tingent on the State providing additional funding to the City. The City is to receive $230 million in additional operating funds over the next 5 fiscal years - $30 million in fiscal year 1998 and $50 million in each of fiscal years 1999 through 2002. In addition, the agreement guarantees Baltimore City Public Schools $10 million a year in State capital funding for school construction to be matched by the City on a 90/10 basis. The Budget also includes $32.0 million in additional grants to the other subdivisions pursuant to the legislation restructuring the Baltimore City Public Schools. The legislation requires annual grants of this amount contingent on the additional City funding in each of the next four fiscal years. The Budget also includes $3.5 million toward the costs of improving certain schools in Baltimore City designated for reconstruction and for transitioning to the new city school system.

           The fiscal year 1998 operating budget is to be funded with $7,796 million in general funds, $2,757 million in special funds, $1,438 million in higher education funds, and $3,447 million in federal funds.

           The State's fiscal year 1998 capital program is pro-posed to be funded with $415 million in general obligation bonds, $83.7 million in general funds appropriated in the oper-ating budget (of which $24.5 million in the proposed appropria-tion to the Economic Development Opportunities Program Fund and
                              A-38

 $19.9 million is the proposed appropriation for the other busi-ness and economic development), $1,241.1 million in special and federal funds (of which $1,024 million is appropriated to the Department of Transportation), and $30 million in revenue bonds other than those issued by the Department of Transportation. The general obligation bond financed program includes $247 mil-lion for education, $28 million for the environment, $29 mil-lion for public safety, and $111 million for various other pro-jects.

           Based on the 1998 Budget, it is estimated that the general fund surplus on a budgetary basis at June 30, 1998, will be approximately $27.9 million. In addition, the balance in the Revenue Stabilization Account of the State Reserve Fund is estimated to be $554 million at June 30, 1998.

           At its 1986 session, the General Assembly enacted legislation that established the State Reserve Fund. The fund was originally composed of two accounts - the Revenue Stabili-zation Account (the "Account"), which is established to retain State revenues for future needs and to reduce the need for fu-ture tax increases, and the Dedicated Purpose Account, which is established to retain appropriations for major multi-year ex-penditures and to meet contingency requirements. Initially, an annual appropriation of $5 million to the Revenue Account was required until the balance in the account reached 2% of general fund revenues; likewise, withdrawal of funds from the Account was predicated on the existence of certain changes and levels of unemployment. All interest earned on the State Reserve Fund is credited to the Account.

           Since the establishment of the Reserve Fund, three other accounts have been created - the Economic Development Op-portunities Program Fund, which is to be used for extraordinary economic development opportunities as a supplement to existing programs, the Catastrophic Event Fund, which is to be used to respond quickly to a natural disaster or other catastrophic event that cannot be managed within existing appropriations, and the Citizens Tax Reduction and Fiscal Reserve Account, which is to be used to retain State revenues and to provide in-dividual income tax relief. The Governor may propose that the Citizen Tax Reduction Account be used to offset substantial re-ductions in revenues resulting from changes in federal tax or other law, federal lay-offs, or significant changes in the economy.

           At its 1993 session, the General Assembly increased the annual appropriation to the Account to $50 million or what-ever lesser amount is necessary to bring the balance of the Ac-
                              A-39
 count to 5% of estimated general fund revenues, and changed the restriction on transfers from the Account to only those author-ized by an act of the General Assembly or specifically author-ized in the State Budget.

           Legislation enacted by past General Assemblies di-rected the Governor to include in the Budget submitted at the following year's session, a proposed appropriation to the Re-serve Fund in an amount equivalent to the unappropriated Gen-eral Fund Surplus realized in fiscal years 1992-1996.

           The Transportation Trust Fund ("the Transportation Fund"), administered by the Department of Transportation, is the largest of the State's special funds. The Transportation Fund consolidates, into a single fund, substantially all fiscal resources dedicated to transportation, excluding the Maryland Transportation Authority; however, the Transportation Fund in-cludes the excise taxes on motor vehicle fuel and motor vehicle titles, a portion of the corporate income tax, wharfage and landing fees, rentals, and fare box revenues. All expenditures of the Department of Transportation are made from the Transpor-tation Fund. In addition, the various categories of transpor-tation bonds are serviced from the Transportation Trust Fund, and the particular taxes and other designated revenues are both dedicated to the payment of such indebtedness and constitute the sole sources to which holders of transportation bonds le-gally may look to for repayment.

           Amounts in the Transportation Fund do not revert to the General Fund if unexpended at the end of the fiscal year; however, the General Assembly has enacted legislation requiring that certain unpledged funds in the Transportation Fund be transferred to the General Fund. In some instances, such leg-islation also has provided for the subsequent retransfers from the General Fund to the Transportation Fund.

           The Transportation Trust Fund had surpluses of ap-proximately $18 million, $129 million, $266 million, $282 mil-lion and $201 million for the fiscal years ending June 30, 1992, 1993, 1994, 1995 and 1996, respectively.

           The Maryland Transportation Authority (the
 "Authority") and the Department of Transportation (the "Department") entered into an agreement providing for the transfer from the Authority to the Department, from funds not needed or pledged for bond payments, of $25 million in fiscal year 1991, $40 million in fiscal year 1992, and $10 million in fiscal year 1993 to be used by the Department for the Central Light Rail transportation facility. The agreement also pro-
                              A-40
 vides for the Department to retransfer to the Authority $25 million annually for fiscal years 1995, 1996 and 1997. $75 million has been retransferred to the Authority.

           State Debt. The State Constitution prohibits the is-suance of State debt unless authorized by a law providing for the collection of an annual tax or taxes sufficient to pay the interest when due and to discharge the principal within 15 years of the date of issuance. As of June 30, 1997, $3,025.4 million of the State's general obligation bonds were outstand-ing. The State issued $250 million of its general obligation bonds in July 1997. For fiscal year 1996, property taxes ac-counted for 60% of the funds for general obligation debt serv-ice payments; substantially all of the remainder was paid from general funds of the State. In addition, agencies of the State had approximately $98 million in tax supported lease and condi-tional purchase commitments outstanding as of June 30, 1997.

           Consolidated Transportation Bonds are limited obliga-tions issued by the Department, the principal of which must be paid within 15 years from the date of issue, for highway, port, transit, rail, or aviation facilities or any combination of such facilities. At its April, 1992, special session, the Gen-eral Assembly enacted legislation that limits the outstanding aggregate principal amount of these bonds to $1,200 million; under prior statute the limit was $950 million. The legisla-tion also provides that the General Assembly may establish in the Budget for any fiscal year a $1,200 million maximum aggre-gate amount of these bonds, which may be outstanding, as of June 30 of the fiscal year. For fiscal year 1997 the limit is $1,100 million; for fiscal year 1998 the limit is $1,074 mil-lion. At June 30, 1997, the principal amount of outstanding bonds was $939.4 million.

           Debt service on Consolidated Transportation Bonds is payable from the excise tax on each gallon of motor vehicle fuel, the motor vehicle titling tax, all mandatory motor vehi-cle registration fees, motor carrier fees, and such portion of the corporate income tax that is credited to the Department, plus all departmental operating revenues and receipts. The De-partment has covenanted with the holders of outstanding Con-solidated Transportation Bonds not to issue additional bonds unless certain revenue adequacy tests are met.

           Various State Authorities are authorized to issue revenue bonds. At June 30, 1997, outstanding revenue and en-terprise debt of these authorities amounted to approximately $3.512 billion in bonded indebtedness and $36.456 million in lease and conditional purchase financings.
                              A-41

           State Retirement Plans. The State contributes to the Maryland State Retirement and Pension Systems, an agent multi-ple-employer public employee retirement system established by the State to provide pension benefits for State employees (other than employees covered by the Mass Transit Administra-tion Pension Plan) and employees of 129 participating political subdivisions within the State. Additionally, the system pro-vides benefits for certain non-State entities. Retirement benefits are paid from the State system's pooled assets rather than from assets relating to a particular plan participant.
 The system is considered part of the State's financial report-ing entity and is included in the State's financial statements as a pension trust fund. The unfunded actuarial accrued li-ability of the System was approximately $4.8 billion at June 30, 1996.

           Litigation. The State and its units are parties to numerous legal proceedings, many of which normally recur in governmental operations.

           Baltimore City. Baltimore, like many older urban centers, has a disproportionate share of the State's poor and those most in need of costly public services. The City contin-ues to lose population, dropping from an estimated 699,700 in January, 1995 to an estimated 692,700 in January, 1996, a 1.0% change. After an unusual strong increase in retail sales in fiscal 1995, total retail sales in fiscal 1996 declined 2.1%. Still, at $192.1 million, State sales tax receipts are well above the fiscal 1992 recession low of $174.3 million.

           The City's major source of revenue, the real property tax, has weakened in recent years primarily due to continued sluggishness in commercial real estate values. To counteract this trend the City has a comprehensive program to encourage real estate investment and home ownership. The program in-cludes maintaining the 4% cap on assessment increases for owner occupied residences. The City provides property tax credits for the purchase and rehabilitation of vacant and abandoned residential property, the purchase of newly constructed dwell-ings, home improvements that result in assessment increases, a demonstration home purchase program in the Waverly area, cer-tain eligible improvements for qualified historic properties, and new construction of market rate rental housing. The City is working to implement legislation, authorized in fiscal 1996, to provide a tax incentive to retrofit older commercial build-ings for current communications technology. In addition, in fiscal 1996 the City was awarded an Environmental Protection Agency grant to explore re-utilization of "brownfields" - va-cant or abandoned industrial sites. Together with Empowerment
                              A-42

 Zone tax credit programs, innovative solutions will be used to strengthen the property tax base in older industrial areas. Empower Baltimore Management Corporation is a private, not-for-profit corporation formed December 21, 1994 for the purpose of developing further, implementing and managing the strategic plan for the Empowerment Zone of the City of Baltimore. The strategic plan addresses economic development, sustainable com-munity development, community based partnerships, and a strate-gic vision for change. For inception through June 30, 1996, approximately $1.4 million of the $100 million grant has been spent.

           While trends in property tax receipts and retail sales present cause for concern, current statistics in other areas point to encouraging signs of strength in the local econ-omy. Data indicate that fiscal 1994 was a turning point in resident employment, which grew for the first time since fiscal 1980 and still continues to grow. After peaking in fiscal 1993 at 10.9%, the fiscal year average annual unemployment rate has declined each year. The fiscal 1996 annual average rate was 8.0%. The rate of decline in jobs located in the City contin-ues to moderate significantly from the severe fiscal 1992 de-cline, when nearly 24,000, or 5.5% of the jobs located in the City were lost. Based on the most recent 12 month data, fiscal 1996 job losses were less than 5,700, or about a 1.5% decline. The significant slow-down in job losses is due to improvement in the local economy and the impact of the City's designation as a Federal Empowerment Zone. Since this designation in De-cember, 1994 over 1,600 jobs in the zones have been added to the work force. Major construction projects, including the new home for the Baltimore Ravens professional football team, will also add jobs.

           Prince George's County. Certain of the Securities in the Portfolio may be obligations of Prince George's County, Maryland (the "County"), which rely in whole or in part on property taxes levied by the County as their source of payment. Limitations on property tax rates resulting from County Charter provisions and a decision of the State's highest court to limit the ad valorem tax rate applicable to personal property to the real property tax rate impair the county's ability to raise tax revenues.

           At the November 1978 General Election, the voters of the County adopted an amendment to the County Charter limiting future collection of real property taxes. The amendment, which became effective in December 1978, added Section 817B to the Charter. It is generally referred to in the County as "TRIM" (TRIM is an acronym for Tax Reform Initiative by Marylanders).
                              A-43

 TRIM, as enacted in November 1978, provides that the County Council shall not levy "a real property tax that would result in a total collection of real property taxes greater than the amount collected in fiscal year 1979" ($143.9 million). At the November 1984 General Election, an amendment to TRIM (the "TRIM Amendment") was approved by the voters of the County authoriz-ing the County Council to levy taxes on a maximum rate basis as an alternative to the maximum amount basis. The maximum rate authorized was Two Dollars and Forty Cents ($2.40) for each One Hundred Dollars ($100.00) of assessed value. Under the TRIM Amendment, the County's tax collections are limited to the greater of (1) an amount equal to the 1979 collection or (2) an amount produced by a tax levied at $2.40 per $100.00 of as-sessed value. If the tax collection levied at $2.40 per $100.00 of assessed value in fact produces an excess, the ex-cess must be placed in the contingency fund and, if not used during that fiscal year, must be included in the budget esti-mated for real property taxes in the following fiscal year. Since fiscal 1986, the County Council has elected to levy real property taxes calculated on the basis of the maximum rate.

           The Attorney General of Maryland has opined that real property taxes levied and collected by the County for the Wash-ington Suburban Sanitary Commission ("WSSC") and the Maryland National Capital Park and Planning Commission ("M-NCPPC") are not subject to the limitation imposed by TRIM. Although the Attorney General of Maryland has not ruled on the impact of the TRIM Amendment, the County Attorney is of the opinion that limitations imposed by the TRIM Amendment are not applicable to WSSC, M-NCPPC or the Washington Suburban Transit Commission.
 In addition, according to State law, taxes levied by the County in its Stormwater Special Taxing District, taxes levied by the County to fund an insurance pool, and taxes levied by munici-palities in the County are not subject to the TRIM limitation.

           The County caused to be filed a Declaratory Judgment suit on April 3, 1992 in the Circuit Court for Prince George's County, Maryland regarding the right of the County to levy a property tax rate in excess of the TRIM limitation of Section 817B of the County Charter. The County sought to levy in fis-cal 1992 a property tax rate of $.08 per $100 of assessed value in excess of the TRIM limitation to pay the principal and in-terest on bonds outstanding prior to the effective date of TRIM. The Court entered a final order on May 24, 1992 declar-ing that the County has the authority. This order was appealed to the Court of Appeals of Maryland and received a favorable ruling supporting the levy. The proposed rate set for fiscal 1998 is $.024 per $100 of assessed value.

           On November 8, 1996, the voters of Prince George's County approved a new Section 817C of the County Charter which provides that "the County Council shall refer to a referendum of the qualified voters of the County, at the ensuing regular general election for members of the House of Representatives of the United States, any ordinance or resolution levyng or charg-ing the amount of any tax or fee in excess of the amount levied in the preceding fiscal year."

           This provision on its face does not purport to ex-clude any tax but does specifically exclude a number of fees. Recently, there have been several advice letters issued from the Office of the Attorney General of Maryland addressing the effect of this Charter provision on certain taxes and fees set or authorized by the General Assembly of Maryland. In that le-gal analysis the potential application of this provision is significantly limited. In addition, the Court of Appeals of Maryland recently issued a decision in Emory Hertelendy, et al.
 v. Board of Education of Talbot County, et al., involving a property tax limitation passed by the local electorate of Tal-bot County, Maryland. This opinion reaffirms the mandate that the legislative responsibility and authority of the County to establish certain revenue sources cannot be transferred to the electorate. Although these events may generate additional le-gal opinion or potential litigation concerning the effect of both Sections 817B and 817C of the County Charter, the County budget for fiscal 1998 conforms with those sections.

           County revenue grew by a net $97.4 million between fiscal 1993 and fiscal 1997, averaging 3.21% growth annually.
 This growth occurred despite slow growth in tax revenue.

           Of the net growth, $57.3 million was derived princi-pally from taxes; non-tax sources increased by $40.1 million. The property tax generated $38.3 million or almost 67% of the growth. Real property tax receipts increased by an average of 2.6% annually, while personal property tax increases averaged 2.0%. In fiscal 1994, fiscal 1995, fiscal 1996 and fiscal 1997, the County felt the effects of market changes in the real property assessable base, resulting in lower growth rates.

           The fiscal 1997 estimated level of County expendi-tures was $351.1 million and other financing uses, primarily for education and debt service, were estimated at $464.2 mil-lion. County expenditures were estimated to be $34.1 million higher in fiscal 1997 than in fiscal 1993.

           The proposed fiscal 1998 Budget declines $5.9 million from fiscal 1997 estimated revenues. Although the increase in
                              A-45
 property taxes is modest at a projected $1.6 million, this is the first time in the last three years that reassessed real property values did not deflate and is offset by the loss of taxes from the annexation of Takoma Park to Montgomery County from Prince George's County. Even with the loss of Takoma Park and $2.8 million of taxes, property taxes increased by 0.5% in fiscal 1998. The income tax growth is projected to be less than 1.4% which is reflective at the return to a more normal growth pattern in the base. The income tax rate remains at 60% of the State income tax for calendar year 1997. The combined loss for all Takoma Park sources - property tax, income tax and miscellaneous receipts - in fiscal 1998 total $4.5 million.
 The County continues to take a conservative approach in pro-jecting revenues. The fiscal 1998 proposed budget does not rely on any additional state taxing authority. County agencies are prepared to deal with inevitable cuts in federal and state aid.

           The cap on assessment growth for owner-occupied resi-dential properties in fiscal 1994 was set at 5%. Home-owner-occupied residential properties growth in assessment will be capped at 3% in fiscal 1997. This cap recognizes the Novem-ber 1994 ballot initiative that capped the growth at the lesser of 5% or the increase in the consumer price index of the Wash-ington metropolitan statistical area. This voluntary lowering of the cap in fiscal 1998 reflects the County's commitment to the voters made during the 1992 General Election with respect to the rate limitation.

 Maryland Tax Status

           In the opinion of Whiteford, Taylor & Preston L.L.P., special Maryland Counsel on Maryland income tax matters, which relies on the opinion of Cahill Gordon & Reindel regarding fed-eral income tax matters relating to the Maryland Trust, under existing Maryland income tax law applicable to individuals who are Maryland residents and to subchapter C corporations subject to the Maryland corporate income tax:

           The Maryland Trust will be treated as a trust for Maryland income tax purposes and not as an association taxable as a corporation. Each transaction of the Maryland Trust will be treated for such purposes as a transaction of the several Unit Holders and not as a transaction of the Maryland Trust that could give rise to Maryland taxable income to the Maryland Trust.

           The Maryland corporate income tax is imposed at the rate of 7% of the corporation's Maryland taxable income. The
                              A-46

 Maryland income tax is imposed upon the taxable income of resi-dent individuals. The counties and City of Baltimore are re-quired by State law to levy local income taxes that "piggyback" the State income tax; i.e., these taxes are determined as a percentage ranging from 20% to 60% of the liability of the resident for the state income tax. The local income tax ap-plies to individuals who are residents of the local jurisdic-tion.

           The State currently imposes a maximum 5% tax rate for taxable income of individuals in excess of $3,000. Beginning in 1998 and in each year thereafter until 2002, the top mar-ginal rate for individuals will be reduced by .05% each year. The State permits local jurisdictions to impose a "piggyback" tax rate on individuals of up to a maximum of 60% of the State rate. For 1997 all counties and the City of Baltimore impose "piggyback" income taxes at a 50% rate except as follows:
 Worcester County, 30%; Talbot County, 40%; Baltimore and Queen Anne's Counties, 55%; Carroll County, 58%; Allegany, Caroline, Montgomery, Prince George's, St. Mary's, Somerset and Wicomico Counties, 60%. The counties and the City of Baltimore may in-crease or decrease these rates in increments of 5% (or, at the option of the county, by multiples of 2% where the county rate is in excess of 50% of the State rate) effective on January 1 of the year that the county or City designates by giving notice to the State Comptroller of the rate change and its effective date on or before July 1 prior to its effective date. Effec-tive January 1, 1998, the piggyback tax rate in Allegany and St. Mary's counties will be 58%; Carroll County will be 55%; and Worcester County will be 20%. Otherwise the local rates set forth above will remain in effect during 1998. For pur-poses of computing the county piggyback tax, the tax marginal state rate is considered to be 5%.

           Individual Unit Holders who are residents of Maryland and Unit Holders which are subchapter C corporations subject to the Maryland corporate income tax are not required to include in their regular Maryland taxable income their respective shares of interest earnings on obligations of the State of Maryland, its agencies, authorities or political subdivisions derived through the Maryland Trust to the extent that such in-terest is excludable from gross income for federal income tax purposes. In certain cases an exemption for interest on Mary-land State, county and municipal obligations and obligations of certain agencies thereof is provided from Maryland income tax, whether or not the interest income is exempt from federal in-come tax. Furthermore, Unit Holders are not required to in-clude in their regular Maryland taxable income their respective shares of interest earnings on bonds issued by the government
                              A-47
 of Puerto Rico or by its authority which is derived through the Maryland Trust to the extent that such interest is excludable from gross income for federal income tax purposes and is also excludable from any state income taxation under federal law. Individual Unit Holders, however, may be subject to the Mary-land income tax on tax preferences with respect to 50% of any interest derived through the Maryland Trust from non-Maryland obligations in excess of a threshold amount and constituting a tax preference for federal income tax purposes.

           As a general rule, to the extent that gain from the sale, exchange or other disposition of obligations held by the Maryland Trust (whether as a result of a sale or exchange of such obligations by the Maryland Trust or as a result of a sale or exchange of a Unit by a Unit Holder) is includable in the federal adjusted gross income of a resident individual, or tax-able income of a corporation, such gain will be included in the calculation of the Unit Holder's Maryland taxable income. Maryland law does not generally exclude capital gains from in-come tax. However, under Maryland law, any profit realized upon the sale or exchange of bonds issued by the State of Mary-land, its political subdivisions and certain specified other Maryland issuers, is specifically excluded from the computation of the Maryland taxable income of individuals and corporations. Although there are no Maryland authorities on point, it is pos-sible that the taxing authorities in Maryland could take the position that the statutory exclusion or exemption of profit on these obligations requires a disallowance in the calculation of Maryland income tax of any loss that may be realized on such obligations.

           With respect to the amount of Social Security bene-fits required to be included in the calculation of federal ad-justed gross income, a subtraction modification is provided for under the Maryland income tax law so that such amount is elimi-nated in determining Maryland taxable income.

           Tax counsel should be consulted as to other Maryland tax consequences not specifically considered herein, and as to the Maryland tax status of Unit Holders in the Maryland Trust which are neither individuals resident in Maryland nor subchap-ter C corporations subject to the Maryland corporate income tax. By way of example, no opinion is expressed as to the tax consequences under the Maryland franchise tax applicable to a financial institution which is a Unit Holder in the Maryland Trust. However, it should be noted that, pursuant to legisla-tion passed in 1995, interest received by certain financial in-stitutions on certain government obligations will be subject to partial exclusion from tax commencing in 1996. Beginning in
                              A-48

 1998, certain financial institutions will be subject to the Maryland corporate income tax rather than the franchise tax. Further, no opinion is being rendered as to the Maryland tax consequences resulting from any proposed or future tax legisla-tion.

           Special Maryland counsel has not examined any of the obligations deposited in the Maryland Trust, and expresses no opinion as to whether the interest on any such obligations is, in fact, tax exempt upon receipt by the Maryland Trust or would be tax exempt if directly received by a Unit Holder; nor has special counsel made any review of the proceedings relating to the issuance of Bonds or the basis of bond counsel opinions.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT MUNICIPAL TRUST
INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11
DELAWARE PORTFOLIO SERIES 13
MARYLAND PORTFOLIO SERIES 15


We have audited the statements of financial condition and schedules of portfolio securities of the Dean Witter Select Municipal Trust Insured California Intermediate Term Portfolio Series 11, Delaware Portfolio Series 13 and Maryland Portfolio Series 15 as of September 30, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 1997 as shown in the statements of financial condition and schedules of portfolio securities by correspondence with The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust Insured California Intermediate Term Portfolio Series 11, Delaware Portfolio Series 13 and Maryland Portfolio Series 15 as of September 30, 1997, and the results of their operations and the changes in their net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP




October 31, 1997
New York, New York







                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
           INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11

                              September 30, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $3,192,409) (Note (a) and
  Schedule of Portfolio Securities Notes (4) and (5))            $3,236,867

Accrued interest receivable                                          27,709

Cash                                                                 17,889

           Total                                                  3,282,465


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                3,903

   Accrued Sponsor's fees                                               834

           Total liabilities                                          4,737


Net Assets:

   Balance applicable to 3,218,376 Units of fractional undivided interest outstanding
     (Note (c)):

      Capital, plus unrealized market
        appreciation of $44,458                      $3,236,867

      Undistributed net investment income (Note (b))     40,861


           Net assets                                            $3,277,728

Net asset value per 1,000 Units ($3,277,728 divided by
  3,218,376 Units multiplied by 1,000)                           $ 1,018.44




                      See notes to financial statements
                                     F-2

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
           INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11



                                             For the years ended September 30,
                                                1997       1996       1995


Investment income - interest                  $153,105   $165,019   $168,108

Less Expenses:

   Trustee's fees and expenses                   6,303      6,471      6,337

   Sponsor's fees                                  852        919        938

           Total expenses                        7,155      7,390      7,275

           Investment income - net             145,950    157,629    160,833

Net gain on investments:

   Realized loss on securities sold or
     redeemed                                   (4,942)   (11,031)      -

   Net unrealized market appreciation          123,798     47,008    246,604

           Net gain on investments             118,856     35,977    246,604

Net increase in net assets resulting from
  operations                                  $264,806   $193,606   $407,437




                      See notes to financial statements
                                     F-3

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
           INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11



                                          For the years ended September 30,
                                           1997         1996         1995

Operations:

   Investment income - net              $  145,950   $  157,629   $  160,833

   Realized loss on securities sold or
     redeemed                               (4,942)     (11,031)        -

   Net unrealized market appreciation      123,798       47,008      246,604

           Net increase in net assets
             resulting from operations     264,806      193,606      407,437


Less Distributions to Unit Holders:

   Investment income - net                (142,292)    (154,286)    (157,050)

           Total distributions            (142,292)    (154,286)    (157,050)


Less Capital Share Transactions:

   Redemption of 277,624 Units and
     254,000 Units, respectively          (271,105)    (239,941)        -

   Accrued interest on redemption           (3,166)      (2,746)        -

           Total capital share
             transactions                 (274,271)    (242,687)        -

Net (decrease) increase in net assets     (151,757)    (203,367)     250,387

Net assets:

   Beginning of year                     3,429,485    3,632,852    3,382,465

   End of year (including undistributed
     net investment income of $40,861,
     $43,773 and $47,053, respectively) $3,277,728   $3,429,485   $3,632,852




                      See notes to financial statements
                                     F-4

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
          INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11

                             September 30, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (October 18, 1993) represents the cost of investments to the Trust based on the offering side evaluations as of the day prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

(5) Reclassifications

    Certain reclassifications have been made to the prior year's financial statements to reflect current year presentation.
                                       F-5

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
          INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11

                             September 30, 1997



(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (October 18, 1993) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of September 30, 1997 follows:

       Original cost to investors                                $3,819,713
       Less:  Gross underwriting commissions (sales charge)        (114,614)
       Net cost to investors                                      3,705,099
       Cost of securities sold or redeemed                         (527,489)
       Unrealized market appreciation                                44,458
       Accumulated interest accretion                                14,799
       Net amount applicable to investors                        $3,236,867

(d) OTHER INFORMATION

    Selected data for 1,000 Units of the Trust during each year:

                                          For the years ended September 30,
                                           1997           1996        1995

       Net investment income distribu-
         tions during year             $   41.71        $ 41.85     $ 41.88

       Net asset value at end of year  $1,018.44        $980.97     $968.76
       Trust Units outstanding
         at end of year                3,218,376      3,496,000   3,750,000
                                        F-6

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                       INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11

                                          September 30, 1997



Port-                                                                                                   Optional
folio                            Rating        Face        Coupon    Maturity       Sinking Fund       Refunding         Market
 No.   Title of Securities        <F3>        Amount        Rate       Date       Redemptions<F5>    Redemptions<F4>   Value<F6><F7>

  1. The Regents of the Univer-
     sity of California Refund-
     ing Revenue Bonds (Multi-
     ple Purpose Projects),
     Series B (MBIA Insured) <F8> AAA     $  700,000       4.300%    09/01/01      NONE             NONE               $  706,517

  2. California State Public
     Works Board Lease Revenue
     Refunding Bonds (Department
     of Corrections), 1993
     Series C (Del Norte) (MBIA
     Insured) <F8>                AAA        525,000       4.600     12/01/02      NONE             NONE                  536,597

  3. California (State of),
     Various Purpose General
     Obligation Bonds (FGIC
     Insured) <F10>               AAA        200,000       4.300     09/01/03      NONE             NONE                  201,366

  4. Fresno Sewer System Reve-
     nue Bonds, 1993 Series A
     (AMBAC Insured) <F9>         AAA        100,000       4.500     09/01/03      NONE             NONE                  101,765

  5. Redding Redevelopment
     Agency, Canby-Hill-Top-
     Cypress Redevelopment Proj-
     ect Tax Allocation Refund-
     ing Bonds, Series D (FSA
     Insured) <F11>               AAA        400,000       4.500     09/01/03      NONE             NONE                  404,756

  6. Moreno Valley Refunding
     Certificates of Participa-
     tion (Capital Projects),
     Series 1993 (MBIA Insured)
     <F8>                         AAA        650,000       4.600     05/01/04      NONE             NONE                  658,008

  7. Western Placer Unified
     School District, General
     Obligation Bonds, Election
     of 1993, Series 1993A (FGIC
     Insured) <F10>               AAA        125,000       0.000     08/01/05      NONE             NONE                   87,191

  8. Sacramento Municipal Util-
     ity District Electric Reve-
     nue Refunding Bonds, 1993
     Series 6 (MBIA Insured) <F8> AAA        525,000       4.800     09/01/05      NONE             09/01/03@102          540,667

                                          $3,225,000                                                                   $3,236,867




                                                   See notes to schedule of portfolio securities
                                                                        F-7

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
        INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11

                           September 30, 1997





<F3> All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.

<F4> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F5> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price of par.

<F6> The market value of the Securities as of September 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on such date.

<F7> At September 30, 1997, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation          $44,458

       Gross unrealized market appreciation             -

       Unrealized market appreciation                $44,458

    The amortized cost of the Securities for Federal income tax purposes was $3,192,409 at September 30, 1997.

<F8> Insured by Municipal Bond Insurance Association ("MBIA").

<F9> Insured by American Municipal Bond Assurance Corporation ("AMBAC").

<F10>Insured by Financial Guaranty Insurance Company ("FGIC").

<F11>Insured by Financial Security Assurance ("FSA").
                                  F-8

                      STATEMENT OF FINANCIAL CONDITION

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        DELAWARE PORTFOLIO SERIES 13

                             September 30, 1997


                               TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $2,073,519) (Note (a) and
  Schedule of Portfolio Securities Notes (4) and (5))            $2,084,582

Accrued interest receivable                                          26,802

Cash                                                                  5,680

           Total                                                  2,117,064


                         LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                1,694

   Accrued Sponsor's fees                                               521

           Total liabilities                                          2,215


Net Assets:

   Balance applicable to 2,085 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus net unrealized market
        appreciation of $11,063                      $2,084,582

      Undistributed net investment income (Note (b))     30,267


           Net assets                                            $2,114,849

Net asset value per Unit ($2,114,849 divided by 2,085 Units)     $ 1,014.32




                     See notes to financial statements
                                    F-9

                          STATEMENTS OF OPERATIONS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        DELAWARE PORTFOLIO SERIES 13



                                           For the years ended September 30,
                                                1997       1996       1995


Investment income - interest                  $100,580   $100,429   $100,286

Less Expenses:

   Trustee's fees and expenses                   5,171      5,170      3,817

   Sponsor's fees                                  521        521        521

           Total expenses                        5,692      5,691      4,338

           Investment income - net              94,888     94,738     95,948

Net unrealized market appreciation              97,207     14,054    161,397

Net increase in net assets resulting from
  operations                                  $192,095   $108,792   $257,345




                     See notes to financial statements
                                    F-10

                    STATEMENTS OF CHANGES IN NET ASSETS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        DELAWARE PORTFOLIO SERIES 13

                             September 30, 1997



                                          For the years ended September 30,
                                           1997         1996         1995

Operations:

   Investment income - net              $   94,888   $   94,738   $   95,948

   Net unrealized market appreciation       97,207       14,054      161,397

           Net increase in net assets
             resulting from operations     192,095      108,792      257,345


Less Distributions to Unit Holders:

   Investment income - net                 (91,573)     (92,511)
(92,824)

           Total distributions             (91,573)     (92,511)
(92,824)

Net increase in net assets                 100,522       16,281      164,521

Net assets:

   Beginning of year                     2,014,327    1,998,046    1,833,525

   End of year (including undistributed
     net investment income of $30,267,
     $30,150 and $30,972, respectively) $2,114,849   $2,014,327   $1,998,046




                     See notes to financial statements
                                    F-11

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        DELAWARE PORTFOLIO SERIES 13

                             September 30, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (October 18, 1993) represents the cost of investments to the Trust based on the offering side evaluations as of the day prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.
                                      F-12

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        DELAWARE PORTFOLIO SERIES 13

                             September 30, 1997



(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (October 18, 1993) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of September 30, 1997 follows:

       Original cost to investors                               $2,145,256
       Less:  Gross underwriting commissions (sales charge)        (83,657)
       Net cost to investors                                     2,061,599
       Net unrealized market appreciation                           11,063
       Accumulated interest accretion                               11,920
       Net amount applicable to investors                       $2,084,582

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                          For the years ended September 30,
                                           1997           1996        1995

       Interest income                  $   48.24       $ 48.16     $ 48.10
       Expenses                             (2.73)        (2.73)      (2.08)
       Investment income - net              45.51         45.43       46.02
       Income distributions                (43.92)       (44.37)     (44.52)
                                             1.59          1.06        1.50
       Net unrealized market
         appreciation                       46.63          6.74       77.41
       Net increase in net asset value      48.22          7.80       78.91
       Net asset value - beginning
         of year                           966.10        958.30      879.39
       Net asset value - end of year    $1,014.32       $966.10     $958.30
                                        F-13

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                     DELAWARE PORTFOLIO SERIES 13

                                          September 30, 1997



Port-                                                                                                   Optional
folio                            Rating        Face        Coupon    Maturity       Sinking Fund      Refunding         Market
 No.   Title of Securities        <F14>       Amount        Rate       Date       Redemptions<F16>  Redemptions<F15> Value<F17><F18>

  1. Delaware Health Facilities
     Authority, Kent General
     Hospital Project, Series
     1993 (MBIA Insured) <F20>    AAA     $  185,000       4.700%    07/01/04      NONE             07/01/03@102      $  186,992

  2. Delaware Health Facili-
     ties Authority, Kent Gene-
     ral Hospital Project,
     Series 1993 (MBIA Insured)
     <F20>                        AAA        220,000       4.900     07/01/06      NONE             07/01/03@102         223,817

  3. Delaware River and Bay
     Authority Revenue Bonds,
     Series 1993 (MBIA Insured)
     <F20>                        AAA        500,000       4.800     01/01/08      NONE             01/01/04@102         500,980

  4. Dover Water and Sewer Rev-
     enue Bonds, 1993 Series A    A<F19>     185,000       4.750     07/01/06      NONE             07/01/03@102         185,583

  5. Dover Water and Sewer Rev-
     enue Bonds, 1993 Series A    A<F19>     210,000       4.875     07/01/07      NONE             07/01/03@102         211,806

  6. Newark General Obligation
     Bonds, Series of 1993        A1<F19>    335,000       4.875     01/15/09      NONE             01/15/99@100         335,372

  7. University of Delaware
     Revenue Bonds, Series 1993   AA+        350,000       5.300     11/01/06      NONE             11/01/03@101.5       369,905

  8. Puerto Rico Public Build-
     ings Authority Public Edu-
     cation and Health Facili-
     ties Refunding Bonds, Series
     I                            A          100,000       0.000     07/01/05      NONE             NONE                  70,127

                                          $2,085,000                                                                  $2,084,582




                                                   See notes to schedule of portfolio securities
                                                                        F-14

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                      DELAWARE PORTFOLIO SERIES 13

                           September 30, 1997





<F14> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F15> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F16> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price of par.

<F17> The market value of the Securities as of September 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on such date.

<F18> At September 30, 1997, the net unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation          $14,346

       Gross unrealized market depreciation           (3,283)

       Net unrealized market appreciation            $11,063

    The amortized cost of the Securities for Federal income tax purposes was $2,073,519 at September 30, 1997.

<F19> Moody's Investors, Inc. rating.

<F20> Insured by Municipal Bond Insurance Association ("MBIA").
                                  F-15

                      STATEMENT OF FINANCIAL CONDITION

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        MARYLAND PORTFOLIO SERIES 15

                             September 30, 1997


                               TRUST PROPERTY

Investments in municipal bonds at market value (amortized
  cost $2,257,375) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                  $2,273,634

Accrued interest receivable                                          23,717

Cash                                                                 11,100

           Total                                                  2,308,451


                         LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                2,340

   Accrued Sponsor's fees                                               674

           Total liabilities                                          3,014


Net Assets:

   Balance applicable to 2,294 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus net unrealized market
        appreciation of $16,259                      $2,273,634

      Undistributed principal and net investment
        income (Note (b))                                31,803


           Net assets                                            $2,305,437

Net asset value per Unit ($2,305,437 divided by 2,294 Units)     $ 1,004.99




                     See notes to financial statements
                                    F-16

                          STATEMENTS OF OPERATIONS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        MARYLAND PORTFOLIO SERIES 15



                                           For the years ended September 30,
                                                1997       1996       1995


Investment income - interest                  $122,979   $137,876   $137,723

Less Expenses:

   Trustee's fees and expenses                   5,524      5,397      5,397

   Sponsor's fees                                  674        754        754

           Total expenses                        6,198      6,151      6,151

           Investment income - net             116,781    131,725    131,572

Net gain on investments:

   Realized loss on securities sold or
     redeemed                                  (23,998)      -          -

   Net unrealized market appreciation          122,718     23,334    209,712

           Net gain on investments              98,720     23,334    209,712

Net increase in net assets resulting from
  operations                                  $215,501   $155,059   $341,284




                     See notes to financial statements
                                    F-17

                    STATEMENTS OF CHANGES IN NET ASSETS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        MARYLAND PORTFOLIO SERIES 15



                                          For the years ended September 30,
                                           1997         1996         1995

Operations:

   Investment income - net              $  116,781   $  131,725   $  131,572

   Realized loss on securities sold or
     redeemed                              (23,998)        -            -

   Net unrealized market appreciation      122,718       23,334      209,712

           Net increase in net assets
             resulting from operations     215,501      155,059      341,284


Less Distributions to Unit Holders:

   Investment income - net                (114,915)    (128,439)
(128,439)

           Total distributions            (114,915)    (128,439)
(128,439)


Less Capital Share Transactions:

   Redemption of 721 Units                (691,030)        -            -

   Accrued interest on redemption          (10,460)        -            -

           Total capital share trans-
             actions                      (701,490)        -            -

Net (decrease) increase in net assets     (600,904)      26,620      212,845

Net assets:

   Beginning of year                     2,906,341    2,879,721    2,666,876

   End of year (including undistributed
     principal and net investment income
     of $31,803, and undistributed net
     investment income of $47,555 and
     $47,474, respectively)             $2,305,437   $2,906,341   $2,879,721




                     See notes to financial statements
                                    F-18

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        MARYLAND PORTFOLIO SERIES 15

                             September 30, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (October 18, 1993) represents the cost of investments to the Trust based on the offering side evaluations as of the day prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.
                                      F-19

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        MARYLAND PORTFOLIO SERIES 15

                             September 30, 1997



(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (October 18, 1993) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of September 30, 1997 follows:

       Original cost to investors                               $3,076,039
       Less:  Gross underwriting commissions (sales charge)       (119,958)
       Net cost to investors                                     2,956,081
       Cost of securities sold or redeemed                        (711,238)
       Net unrealized market appreciation                           16,259
       Accumulated interest accretion                               12,532
       Net amount applicable to investors                       $2,273,634

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                          For the years ended September 30,
                                           1997           1996        1995

       Net investment income distribu-
         tions during year             $   42.20        $ 42.60     $ 42.60

       Net asset value at end of year  $1,004.99        $963.96     $955.13
       Trust Units outstanding at
         end of period                     2,294          3,015       3,015
                                        F-20

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                     MARYLAND PORTFOLIO SERIES 15

                                          September 30, 1997



Port-                                                                                                  Optional
folio                            Rating        Face        Coupon    Maturity       Sinking Fund      Refunding        Market
 No.   Title of Securities        <F23>       Amount        Rate       Date       Redemptions<F25>  Redemptions<F24>Value<F26><F27>

  1. Baltimore Refunding Reve-
     nue Bonds (Baltimore City
     Parking System Facilities),
     Series 1993 (FGIC Insured)
     <F29>                        AAA      $  220,000       4.650%    07/01/05     NONE             07/01/03@102     $  221,868

  2. Baltimore County Metropol-
     itan District Bonds (64th
     Issue), General Obliga-
     tions                        AAA         500,000       4.500     08/01/06     NONE             08/01/03@102        500,625

  3. Calvert County General
     Obligation Bonds, Series
     1993                         Aa<F28>     400,000       4.800     07/15/07     NONE             07/15/03@102        404,640

  4. Maryland Health and High-
     er Educational Facilities
     Authority, Peninsula
     Regional Medical Center
     Issue, Series 1993           A            70,000       4.900     07/01/05     NONE             07/01/03@102         71,215

  5. Maryland Health and High-
     er Educational Facilities
     Authority, Suburban Hospi-
     tal Issue, Series 1993       A+          300,000       4.750     07/01/03     NONE             NONE                301,929

  6. Maryland Water Quality
     Financing Administration
     Revolving Loan Fund Reve-
     nue Bonds, Series 1992A      AA          115,000       0.000     09/01/07     NONE             NONE                 71,492

  7. St. Mary's County General
     Obligation Bonds, Series
     1993                         A+          185,000       4.400     09/01/04     NONE             09/01/03@102        184,578

  8. St. Mary's County General
     Obligation Bonds, Series
     1993                         A+          165,000       4.700     09/01/07     NONE             09/01/03@102        166,188

  9. University of Maryland
     System Auxiliary Facility
     and Tuition Revenue Bonds,
     1993 Refunding Series C      AA+         350,000       4.350     10/01/03     NONE             NONE                351,099

                                           $2,305,000                                                                $2,273,634




                                                   See notes to schedule of portfolio securities
                                                                        F-21


                              NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                     MARYLAND PORTFOLIO SERIES 15

                                          September 30, 1997





<F23> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated.  A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this
Prospectus.

<F24> There is shown under this heading the date on which each issue of Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par.  Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F25> There is shown under this heading the date on which an issue of Securities is subject to scheduled sinking fund redemption and the redemption price of par.

<F26> The market value of the Securities as of September 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on such date.

<F27> At September 30, 1997, the net unrealized market appreciation of all Securities was comprised of the following:

       Gross unrealized market appreciation          $16,681

       Gross unrealized market depreciation             (422)

       Net unrealized market appreciation            $16,259

    The amortized cost of the Securities for Federal income tax purposes was $2,257,375 at September
30, 1997.

<F28> Moody's Investors, Inc. rating.

<F29> Insured by Financial Guaranty Insurance Company ("FGIC").
                                                 F-22

 (MODULE)
 (NAME)    DWSMTPARTB941
 (CIK)     0000840581
 (CCC)     uit*59fl
 (/MODULE)

               CONTENTS OF REGISTRATION STATEMENT


           This registration statement comprises the following documents:

           The facing sheet.

           The Cross Reference Sheet.

           The Prospectus.

           The signatures.

           Consents of the Evaluator, Independent Auditors,
           Standard & Poor's Ratings Services and California counsel; all other consents were previously filed.

           The following exhibits:

           8.   1.   Opinion of Paul, Hastings, Janofsky &
                     Walker, LLP.

                2.   Opinion of Whiteford, Taylor & Preston
                     L.L.P.

           23. 1a. Consents of Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc.

                1b.  Consent of Independent Auditors.

                1d. Consent of Standard & Poor's Ratings Serv-ices, a division of The McGraw-Hill Compa-nies, Inc.

           27.  1.   Financial Data Schedule of Dean Witter Se-
                     lect Municipal Trust, Insured California
                     Intermediate Term Portfolio Series 11.

                2. Financial Data Schedule of Dean Witter Se-lect Municipal Trust, Delaware Portfolio
                     Series 13.

                3. Financial Data Schedule of Dean Witter Se-lect Municipal Trust, Maryland Portfolio
                     Series 15.

                       CONSENT OF COUNSEL

           The consents of counsel to the use of their names in the Prospectus included in this Registration Statement are con-tained in their opinions filed as Exhibits EX-5, EX-8, EX-8.1 and EX-8.2 to this Registration Statement.

                           SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, each of the registrants, Dean Witter Select Municipal Trust, Insured California Intermediate Term Portfolio Series 11, Delaware Portfolio Series 13 and Maryland Portfolio Se-ries 15, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to the Registration State-ment to be signed on their behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 11th day of December, 1997.

                     DEAN WITTER SELECT MUNICIPAL TRUST,
                     INSURED CALIFORNIA INTERMEDIATE TERM
                      PORTFOLIO SERIES 11
                     DELAWARE PORTFOLIO SERIES 13
                     MARYLAND PORTFOLIO SERIES 15
                          (Registrants)

                     By:  DEAN WITTER REYNOLDS INC.
                                (Depositor)

                               Thomas Hines
                               Thomas Hines
                               Authorized Signatory

           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a major-ity of the Depositor's Board of Directors in The City of New York and State of New York on this 11th day of December, 1997.

                                    DEAN WITTER REYNOLDS INC.


 Name                 Office

 Philip J. Purcell    Chairman and Chief  )
                      Executive Officer   )
                      and Directora33     )

                                      By:  Thomas Hines
                                           Thomas Hines
                                           Attorney-in-fact*33

 Name                        Office

 Richard M. DeMartini        Director*33

 Nancy S. Donovan            Director*33

 Robert J. Dwyer             Director*33

 Christine A. Edwards        Director*33

 Charles A. Fiumefreddo      Director*33

 James F. Higgins            Director*33

 Stephen R. Miller           Director*33

 Richard F. Powers           Director*33

 Philip J. Purcell           Director*33

 Thomas C. Schneider         Director*33

 William B. Smith            Director*33






 a 33 Executed copies of the Powers of Attorney have been filed with the Securities and Exchange Commission in con-nection with Amendment No. 1 to the Registration Statement on Form S-6 for File No. 333-10499.



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